UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (415) 398-8000

Date of fiscal year end: January 31

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

AGGRESSIVE GROWTH PORTFOLIO

AGILENT TECHNOLOGIES, INC.		Agenda Number: 935330085
Security:	00846U101
Meeting Type:	Annual
Meeting Date:	17-Mar-2021
Ticker:	A
ISIN:	US00846U1016

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Mala Anand	Mgmt	For	For

1.2	Election of Director: Koh Boon Hwee	Mgmt	For	For

1.3	Election of Director: Michael R. McMullen	Mgmt	For	For

1.4	Election of Director: Daniel K. Podolsky, M.D.	Mgmt	For	For

2.	To approve, on a non-binding advisory basis, the compensation of our named executive officers.	Mgmt	For	For

3.	To ratify the Audit and Finance Committee’s appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm.	Mgmt	For	For

AIR PRODUCTS AND CHEMICALS, INC.		Agenda Number: 935315045
Security:	009158106
Meeting Type:	Annual
Meeting Date:	28-Jan-2021
Ticker:	APD
ISIN:	US0091581068

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Susan K. Carter	Mgmt	For	For

1b.	Election of Director: Charles I. Cogut	Mgmt	For	For

1c.	Election of Director: Lisa A. Davis	Mgmt	For	For

1d.	Election of Director: Chadwick C. Deaton	Mgmt	For	For

1e.	Election of Director: Seifollah Ghasemi	Mgmt	For	For

1f.	Election of Director: David H.Y. Ho	Mgmt	For	For

1g.	Election of Director: Edward L. Monser	Mgmt	For	For

1h.	Election of Director: Matthew H. Paull	Mgmt	For	For

2.	Advisory vote approving the compensation of the Company’s named executive officers.	Mgmt	For	For

3.	Approval of the Air Products and Chemicals, Inc. 2021 Long-Term Incentive Plan.	Mgmt	For	For

4.	Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2021.	Mgmt	For	For

ALBEMARLE CORPORATION		Agenda Number: 935355936
Security:	012653101
Meeting Type:	Annual
Meeting Date:	04-May-2021
Ticker:	ALB
ISIN:	US0126531013

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	To approve the non-binding advisory resolution approving the compensation of our named executive officers.	Mgmt	For	For

2A.	Elect nominee to the Board of Director: Mary Lauren Brlas	Mgmt	For	For

2B.	Elect nominee to the Board of Director: J. Kent Masters, Jr.	Mgmt	For	For

2C.	Elect nominee to the Board of Director: Glenda J. Minor	Mgmt	For	For

2D.	Elect nominee to the Board of Director: James J. O’Brien	Mgmt	For	For

2E.	Elect nominee to the Board of Director: Diarmuid B. O’Connell	Mgmt	For	For

2F.	Elect nominee to the Board of Director: Dean L. Seavers	Mgmt	For	For

2G.	Elect nominee to the Board of Director: Gerald A. Steiner	Mgmt	For	For

2H.	Elect nominee to the Board of Director: Holly A. Van Deursen	Mgmt	For	For

2I.	Elect nominee to the Board of Director: Alejandro D. Wolff	Mgmt	For	For

3.	To ratify the appointment of PricewaterhouseCoopers LLP as Albemarle’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

AMGEN INC.		Agenda Number: 935375382
Security:	031162100
Meeting Type:	Annual
Meeting Date:	18-May-2021
Ticker:	AMGN
ISIN:	US0311621009

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Wanda M. Austin	Mgmt	For	For

1B.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Robert A. Bradway	Mgmt	For	For

1C.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Brian J. Druker	Mgmt	For	For

1D.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Robert A. Eckert	Mgmt	For	For

1E.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Greg C. Garland	Mgmt	For	For

1F.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Charles M. Holley, Jr.	Mgmt	For	For

1G.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Tyler Jacks	Mgmt	For	For

1H.	Election of Director for a term of office expiring at the 2022 annual meeting: Ms. Ellen J. Kullman	Mgmt	For	For

1I.	Election of Director for a term of office expiring at the 2022 annual meeting: Ms. Amy E. Miles	Mgmt	For	For

1J.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Ronald D. Sugar	Mgmt	For	For

1K.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. R. Sanders Williams	Mgmt	For	For

2.	Advisory vote to approve our executive compensation.	Mgmt	For	For

3.	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2021.	Mgmt	For	For

ATARA BIOTHERAPEUTICS, INC.		Agenda Number: 935413714
Security:	046513107
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	ATRA
ISIN:	US0465131078

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Eric L. Dobmeier	Mgmt	For	For

	William K. Heiden	Mgmt	For	For

	Beth Seidenberg, M.D.	Mgmt	For	For

2.	To approve, on an advisory basis, the compensation of the Company’s named executive officers, as disclosed in the Proxy Statement.	Mgmt	For	For

3.	To ratify the selection of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

AUTODESK, INC.		Agenda Number: 935412899
Security:	052769106
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	ADSK
ISIN:	US0527691069

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Andrew Anagnost	Mgmt	For	For

1B.	Election of Director: Karen Blasing	Mgmt	For	For

1C.	Election of Director: Reid French	Mgmt	For	For

1D.	Election of Director: Dr. Ayanna Howard	Mgmt	For	For

1E.	Election of Director: Blake Irving	Mgmt	For	For

1F.	Election of Director: Mary T. McDowell	Mgmt	For	For

1G.	Election of Director: Stephen Milligan	Mgmt	For	For

1H.	Election of Director: Lorrie M. Norrington	Mgmt	For	For

1I.	Election of Director: Betsy Rafael	Mgmt	For	For

1J.	Election of Director: Stacy J. Smith	Mgmt	For	For

2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.’s independent registered public accounting firm for the fiscal year ending January 31, 2022.	Mgmt	For	For

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.’s named executive officers.	Mgmt	For	For

BROADCOM INC		Agenda Number: 935335768
Security:	11135F101
Meeting Type:	Annual
Meeting Date:	05-Apr-2021
Ticker:	AVGO
ISIN:	US11135F1012

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Ms. Diane M. Bryant	Mgmt	For	For

1B.	Election of Director: Ms. Gayla J. Delly	Mgmt	For	For

1C.	Election of Director: Mr. Raul J. Fernandez	Mgmt	For	For

1D.	Election of Director: Mr. Eddy W. Hartenstein	Mgmt	For	For

1E.	Election of Director: Mr. Check Kian Low	Mgmt	For	For

1F.	Election of Director: Ms. Justine F. Page	Mgmt	For	For

1G.	Election of Director: Dr. Henry Samueli	Mgmt	For	For

1H.	Election of Director: Mr. Hock E. Tan	Mgmt	For	For

1I.	Election of Director: Mr. Harry L. You	Mgmt	For	For

2.	Ratification of the appointment of Pricewaterhouse-Coopers LLP as Broadcom’s independent registered public accounting firm for the fiscal year ending October 31, 2021.	Mgmt	For	For

3.	Approval of an amendment and restatement of Broadcom’s 2012 Stock Incentive Plan.	Mgmt	For	For

4.	Advisory vote to approve compensation of Broadcom’s named executive officers.	Mgmt	For	For

CORTEXYME INC		Agenda Number: 935426507
Security:	22053A107
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	CRTX
ISIN:	US22053A1079

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Stephen S. Dominy, M.D.	Mgmt	For	For

	David A. Lamond	Mgmt	For	For

2.	To ratify the selection of BDO USA, LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve, on an advisory basis, the compensation of the Company’s named executive officers.	Mgmt	For	For

4.	To indicate, on an advisory basis, the preferred frequency of stockholder advisory votes on the compensation of the Company’s named executive officers.	Mgmt	1 Year	For

COSTCO WHOLESALE CORPORATION		Agenda Number: 935312796
Security:	22160K105
Meeting Type:	Annual
Meeting Date:	21-Jan-2021
Ticker:	COST
ISIN:	US22160K1051

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Susan L. Decker	Mgmt	For	For

	Kenneth D. Denman	Mgmt	For	For

	Richard A. Galanti	Mgmt	For	For

	W. Craig Jelinek	Mgmt	For	For

	Sally Jewell	Mgmt	For	For

	Charles T. Munger	Mgmt	For	For

	Jeffrey S. Raikes	Mgmt	For	For

2.	Ratification of selection of independent auditors.	Mgmt	For	For

3.	Approval, on an advisory basis, of executive compensation.	Mgmt	For	For

FACEBOOK, INC.		Agenda Number: 935395891
Security:	30303M102
Meeting Type:	Annual
Meeting Date:	26-May-2021
Ticker:	FB
ISIN:	US30303M1027

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Peggy Alford	Mgmt	For	For

	Marc L. Andreessen	Mgmt	For	For

	Andrew W. Houston	Mgmt	For	For

	Nancy Killefer	Mgmt	For	For

	Robert M. Kimmitt	Mgmt	For	For

	Sheryl K. Sandberg	Mgmt	For	For

	Peter A. Thiel	Mgmt	For	For

	Tracey T. Travis	Mgmt	For	For

	Mark Zuckerberg	Mgmt	For	For

2.	To ratify the appointment of Ernst & Young LLP as Facebook, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve an amendment to the director compensation policy.	Mgmt	For	For

4.	A shareholder proposal regarding dual class capital structure.	Shr	Against	For

5.	A shareholder proposal regarding an independent chair.	Shr	Against	For

6.	A shareholder proposal regarding child exploitation.	Shr	Against	For

7.	A shareholder proposal regarding human/civil rights expert on board.	Shr	Against	For

8.	A shareholder proposal regarding platform misuse.	Shr	For	Against

9.	A shareholder proposal regarding public benefit corporation.	Shr	Against	For

FEDEX CORPORATION		Agenda Number: 935258346
Security:	31428X106
Meeting Type:	Annual
Meeting Date:	21-Sep-2020
Ticker:	FDX
ISIN:	US31428X1063

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: MARVIN R. ELLISON	Mgmt	For	For

1B.	Election of Director: SUSAN PATRICIA GRIFFITH	Mgmt	For	For

1C.	Election of Director: JOHN C. (“CHRIS”) INGLIS	Mgmt	For	For

1D.	Election of Director: KIMBERLY A. JABAL	Mgmt	For	For

1E.	Election of Director: SHIRLEY ANN JACKSON	Mgmt	For	For

1F.	Election of Director: R. BRAD MARTIN	Mgmt	For	For

1G.	Election of Director: JOSHUA COOPER RAMO	Mgmt	For	For

1H.	Election of Director: SUSAN C. SCHWAB	Mgmt	For	For

1I.	Election of Director: FREDERICK W. SMITH	Mgmt	For	For

1J.	Election of Director: DAVID P. STEINER	Mgmt	For	For

1K.	Election of Director: RAJESH SUBRAMANIAM	Mgmt	For	For

1L.	Election of Director: PAUL S. WALSH	Mgmt	For	For

2.	Advisory vote to approve named executive officer compensation.	Mgmt	For	For

3.	Ratify the appointment of Ernst & Young LLP as FedEx’s independent registered public accounting firm for fiscal year 2021.	Mgmt	For	For

4.	Stockholder proposal regarding lobbying activity and expenditure report.	Shr	Against	For

5.	Stockholder proposal regarding political disclosure.	Shr	Against	For

6.	Stockholder proposal regarding employee representation on the Board of Directors.	Shr	Against	For

7.	Stockholder proposal regarding shareholder right to act by written consent.	Shr	Against	For

8.	Stockholder proposal regarding integrating ESG metrics into executive compensation.	Shr	Against	For

FIRST REPUBLIC BANK		Agenda Number: 935361523
Security:	33616C100
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	FRC
ISIN:	US33616C1009

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: James H. Herbert, II	Mgmt	For	For

1B.	Election of Director: Katherine August-deWilde	Mgmt	For	For

1C.	Election of Director: Hafize Gaye Erkan	Mgmt	For	For

1D.	Election of Director: Frank J. Fahrenkopf, Jr.	Mgmt	For	For

1E.	Election of Director: Boris Groysberg	Mgmt	For	For

1F.	Election of Director: Sandra R. Hernández	Mgmt	For	For

1G.	Election of Director: Pamela J. Joyner	Mgmt	For	For

1H.	Election of Director: Reynold Levy	Mgmt	For	For

1I.	Election of Director: Duncan L. Niederauer	Mgmt	For	For

1J.	Election of Director: George G.C. Parker	Mgmt	For	For

2.	To ratify KPMG LLP as the independent registered public accounting firm of First Republic Bank for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve, by advisory (non-binding) vote, the compensation of our executive officers (“say on pay” vote).	Mgmt	For	For

FLUOR CORPORATION		Agenda Number: 935283058
Security:	343412102
Meeting Type:	Annual
Meeting Date:	24-Nov-2020
Ticker:	FLR
ISIN:	US3434121022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Alan M. Bennett	Mgmt	For	For

1b.	Election of Director: Rosemary T. Berkery	Mgmt	For	For

1c.	Election of Director: Alan L. Boeckmann	Mgmt	For	For

1d.	Election of Director: David E. Constable	Mgmt	For	For

1e.	Election of Director: H. Paulett Eberhart	Mgmt	For	For

1f.	Election of Director: Peter J. Fluor	Mgmt	For	For

1g.	Election of Director: James T. Hackett	Mgmt	For	For

1h.	Election of Director: Carlos M. Hernandez	Mgmt	For	For

1i.	Election of Director: Thomas C. Leppert	Mgmt	For	For

1j.	Election of Director: Teri P. McClure	Mgmt	For	For

1k.	Election of Director: Armando J. Olivera	Mgmt	For	For

1l.	Election of Director: Matthew K. Rose	Mgmt	For	For

2.	An advisory vote to approve the company’s executive compensation.	Mgmt	For	For

3.	The approval of the Fluor Corporation 2020 Performance Incentive Plan.	Mgmt	For	For

4.	The ratification of the appointment by our Audit Committee of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2020.	Mgmt	For	For

FLUOR CORPORATION		Agenda Number: 935353071
Security:	343412102
Meeting Type:	Annual
Meeting Date:	06-May-2021
Ticker:	FLR
ISIN:	US3434121022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Alan M. Bennett	Mgmt	For	For

1B.	Election of Director: Rosemary T. Berkery	Mgmt	For	For

1C.	Election of Director: Alan L. Boeckmann	Mgmt	For	For

1D.	Election of Director: David E. Constable	Mgmt	For	For

1E.	Election of Director: H. Paulett Eberhart	Mgmt	For	For

1F.	Election of Director: James T. Hackett	Mgmt	For	For

1G.	Election of Director: Thomas C. Leppert	Mgmt	For	For

1H.	Election of Director: Teri P. McClure	Mgmt	For	For

1I.	Election of Director: Armando J. Olivera	Mgmt	For	For

1J	Election of Director: Matthew K. Rose	Mgmt	For	For

2.	An advisory vote to approve the company’s executive compensation.	Mgmt	For	For

3.	The ratification of the appointment by our Audit Committee of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

FREEPORT-MCMORAN INC.		Agenda Number: 935412762
Security:	35671D857
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	FCX
ISIN:	US35671D8570

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: David P. Abney	Mgmt	For	For

1.2	Election of Director: Richard C. Adkerson	Mgmt	For	For

1.3	Election of Director: Robert W. Dudley	Mgmt	For	For

1.4	Election of Director: Lydia H. Kennard	Mgmt	For	For

1.5	Election of Director: Dustan E. McCoy	Mgmt	For	For

1.6	Election of Director: John J. Stephens	Mgmt	For	For

1.7	Election of Director: Frances Fragos Townsend	Mgmt	For	For

2.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

HOLLYFRONTIER CORPORATION		Agenda Number: 935360216
Security:	436106108
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	HFC
ISIN:	US4361061082

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Anne-Marie N. Ainsworth	Mgmt	For	For

1B.	Election of Director: Anna C. Catalano	Mgmt	For	For

1C.	Election of Director: Leldon E. Echols	Mgmt	For	For

1D.	Election of Director: Manuel J. Fernandez	Mgmt	For	For

1E.	Election of Director: Michael C. Jennings	Mgmt	For	For

1F.	Election of Director: R. Craig Knocke	Mgmt	For	For

1G.	Election of Director: Robert J. Kostelnik	Mgmt	For	For

1H.	Election of Director: James H. Lee	Mgmt	For	For

1I.	Election of Director: Franklin Myers	Mgmt	For	For

1J.	Election of Director: Michael E. Rose	Mgmt	For	For

2.	Approval, on an advisory basis, of the compensation of the Company’s named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of Ernst & Young LLP as the Company’s registered public accounting firm for the 2021 fiscal year.	Mgmt	For	For

4.	Stockholder proposal for simple majority vote, if properly presented at the Annual Meeting.	Shr	Against	For

ILLINOIS TOOL WORKS INC.		Agenda Number: 935361509
Security:	452308109
Meeting Type:	Annual
Meeting Date:	07-May-2021
Ticker:	ITW
ISIN:	US4523081093

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Daniel J. Brutto	Mgmt	For	For

1B.	Election of Director: Susan Crown	Mgmt	For	For

1C.	Election of Director: Darrell L. Ford	Mgmt	For	For

1D.	Election of Director: James W. Griffith	Mgmt	For	For

1E.	Election of Director: Jay L. Henderson	Mgmt	For	For

1F.	Election of Director: Richard H. Lenny	Mgmt	For	For

1G.	Election of Director: E. Scott Santi	Mgmt	For	For

1H.	Election of Director: David B. Smith, Jr.	Mgmt	For	For

1I.	Election of Director: Pamela B. Strobel	Mgmt	For	For

1J.	Election of Director: Anré D. Williams	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as ITW’s independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Advisory vote to approve compensation of ITW’s named executive officers.	Mgmt	For	For

4.	A non-binding stockholder proposal, if properly presented at the meeting, to permit stockholders to act by written consent.	Shr	Against	For

INTEL CORPORATION		Agenda Number: 935369012
Security:	458140100
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	INTC
ISIN:	US4581401001

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Patrick P. Gelsinger	Mgmt	For	For

1B.	Election of Director: James J. Goetz	Mgmt	For	For

1C.	Election of Director: Alyssa Henry	Mgmt	For	For

1D.	Election of Director: Omar Ishrak	Mgmt	For	For

1E.	Election of Director: Risa Lavizzo-Mourey	Mgmt	For	For

1F.	Election of Director: Tsu-Jae King Liu	Mgmt	For	For

1G.	Election of Director: Gregory D. Smith	Mgmt	For	For

1H.	Election of Director: Dion J. Weisler	Mgmt	For	For

1I.	Election of Director: Frank D. Yeary	Mgmt	For	For

2.	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Advisory vote to approve executive compensation of our listed officers.	Mgmt	For	For

4.	Stockholder proposal on whether to allow stockholders to act by written consent, if properly presented at the meeting.	Shr	Against	For

5.	Stockholder proposal requesting a report on median pay gaps across race and gender, if properly presented at the meeting.	Shr	Against	For

6.	Stockholder proposal requesting a report on whether written policies or unwritten norms at the company reinforce racism in company culture, if properly presented at the meeting.	Shr	Against	For

IPG PHOTONICS CORPORATION		Agenda Number: 935389014
Security:	44980X109
Meeting Type:	Annual
Meeting Date:	25-May-2021
Ticker:	IPGP
ISIN:	US44980X1090

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Valentin P. Gapontsev, Ph.D.	Mgmt	For	For

1.2	Election of Director: Eugene A. Scherbakov, Ph.D.	Mgmt	For	For

1.3	Election of Director: Michael C. Child	Mgmt	For	For

1.4	Election of Director: Jeanmarie F. Desmond	Mgmt	For	For

1.5	Election of Director: Gregory P. Dougherty	Mgmt	For	For

1.6	Election of Director: Eric Meurice	Mgmt	For	For

1.7	Election of Director: Natalia Pavlova	Mgmt	For	For

1.8	Election of Director: John R. Peeler	Mgmt	For	For

1.9	Election of Director: Thomas J. Seifert	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

KANSAS CITY SOUTHERN		Agenda Number: 935380977
Security:	485170302
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	KSU
ISIN:	US4851703029

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lydia I. Beebe	Mgmt	For	For

1B.	Election of Director: Lu M. Córdova	Mgmt	For	For

1C.	Election of Director: Robert J. Druten	Mgmt	For	For

1D.	Election of Director: Antonio O. Garza, Jr.	Mgmt	For	For

1E.	Election of Director: David Garza-Santos	Mgmt	For	For

1F.	Election of Director: Janet H. Kennedy	Mgmt	For	For

1G.	Election of Director: Mitchell J. Krebs	Mgmt	For	For

1H.	Election of Director: Henry J. Maier	Mgmt	For	For

1I.	Election of Director: Thomas A. McDonnell	Mgmt	For	For

1J.	Election of Director: Patrick J. Ottensmeyer	Mgmt	For	For

2.	Ratification of the Audit Committee’s selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	An Advisory vote to approve the 2020 compensation of our named executive officers.	Mgmt	For	For

KEYCORP		Agenda Number: 935364959
Security:	493267108
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	KEY
ISIN:	US4932671088

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Bruce D. Broussard	Mgmt	For	For

1b.	Election of Director: Alexander M. Cutler	Mgmt	For	For

1c.	Election of Director: H. James Dallas	Mgmt	For	For

1d.	Election of Director: Elizabeth R. Gile	Mgmt	For	For

1e.	Election of Director: Ruth Ann M. Gillis	Mgmt	For	For

1f.	Election of Director: Christopher M. Gorman	Mgmt	For	For

1g.	Election of Director: Robin N. Hayes	Mgmt	For	For

1h.	Election of Director: Carlton L. Highsmith	Mgmt	For	For

1i.	Election of Director: Richard J. Hipple	Mgmt	For	For

1j.	Election of Director: Devina A. Rankin	Mgmt	For	For

1k.	Election of Director: Barbara R. Snyder	Mgmt	For	For

1l.	Election of Director: Todd J. Vasos	Mgmt	For	For

1m.	Election of Director: David K. Wilson	Mgmt	For	For

2.	Ratification of the appointment of independent auditor.	Mgmt	For	For

3.	Advisory approval of executive compensation.	Mgmt	For	For

4.	Approval of KeyCorp Second Amended and Restated Discounted Stock Purchase Plan.	Mgmt	For	For

5.	Management proposal to reduce the ownership threshold to call a special shareholder meeting.	Mgmt	For	For

LENNAR CORPORATION		Agenda Number: 935339300
Security:	526057104
Meeting Type:	Annual
Meeting Date:	07-Apr-2021
Ticker:	LEN
ISIN:	US5260571048

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director to serve until the 2022 Annual Meeting: Amy Banse	Mgmt	For	For

1B.	Election of Director to serve until the 2022 Annual Meeting: Rick Beckwitt	Mgmt	For	For

1C.	Election of Director to serve until the 2022 Annual Meeting: Steven L. Gerard	Mgmt	For	For

1D.	Election of Director to serve until the 2022 Annual Meeting: Tig Gilliam	Mgmt	For	For

1E.	Election of Director to serve until the 2022 Annual Meeting: Sherrill W. Hudson	Mgmt	For	For

1F.	Election of Director to serve until the 2022 Annual Meeting: Jonathan M. Jaffe	Mgmt	For	For

1G.	Election of Director to serve until the 2022 Annual Meeting: Sidney Lapidus	Mgmt	For	For

1H.	Election of Director to serve until the 2022 Annual Meeting: Teri P. McClure	Mgmt	For	For

1I.	Election of Director to serve until the 2022 Annual Meeting: Stuart Miller	Mgmt	For	For

1J.	Election of Director to serve until the 2022 Annual Meeting: Armando Olivera	Mgmt	For	For

1K.	Election of Director to serve until the 2022 Annual Meeting: Jeffrey Sonnenfeld	Mgmt	For	For

2.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending November 30, 2021.	Mgmt	For	For

4.	Approval of a stockholder proposal regarding our common stock voting structure.	Shr	Against	For

LOCKHEED MARTIN CORPORATION		Agenda Number: 935349933
Security:	539830109
Meeting Type:	Annual
Meeting Date:	22-Apr-2021
Ticker:	LMT
ISIN:	US5398301094

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Daniel F. Akerson	Mgmt	For	For

1B.	Election of Director: David B. Burritt	Mgmt	For	For

1C.	Election of Director: Bruce A. Carlson	Mgmt	For	For

1D.	Election of Director: Joseph F. Dunford, Jr.	Mgmt	For	For

1E.	Election of Director: James O. Ellis, Jr.	Mgmt	For	For

1F.	Election of Director: Thomas J. Falk	Mgmt	For	For

1G.	Election of Director: Ilene S. Gordon	Mgmt	For	For

1H.	Election of Director: Vicki A. Hollub	Mgmt	For	For

1I.	Election of Director: Jeh C. Johnson	Mgmt	For	For

1J.	Election of Director: Debra L. Reed-Klages	Mgmt	For	For

1K.	Election of Director: James D. Taiclet	Mgmt	For	For

2.	Ratification of Appointment of Ernst & Young LLP as Independent Auditors for 2021.	Mgmt	For	For

3.	Advisory Vote to Approve the Compensation of our Named Executive Officers (Say-on-Pay).	Mgmt	For	For

4.	Stockholder Proposal to Adopt Stockholder Action By Written Consent.	Shr	Against	For

5.	Stockholder Proposal to issue a Report on Human Rights Due Diligence.	Shr	Against	For

MORGAN STANLEY		Agenda Number: 935372312
Security:	617446448
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	MS
ISIN:	US6174464486

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Elizabeth Corley	Mgmt	For	For

1B.	Election of Director: Alistair Darling	Mgmt	For	For

1C.	Election of Director: Thomas H. Glocer	Mgmt	For	For

1D.	Election of Director: James P. Gorman	Mgmt	For	For

1E.	Election of Director: Robert H. Herz	Mgmt	For	For

1F.	Election of Director: Nobuyuki Hirano	Mgmt	For	For

1G.	Election of Director: Hironori Kamezawa	Mgmt	For	For

1H.	Election of Director: Shelley B. Leibowitz	Mgmt	For	For

1I.	Election of Director: Stephen J. Luczo	Mgmt	For	For

1J.	Election of Director: Jami Miscik	Mgmt	For	For

1K.	Election of Director: Dennis M. Nally	Mgmt	For	For

1L.	Election of Director: Mary L. Schapiro	Mgmt	For	For

1M.	Election of Director: Perry M. Traquina	Mgmt	For	For

1N.	Election of Director: Rayford Wilkins, Jr.	Mgmt	For	For

2.	To ratify the appointment of Deloitte & Touche LLP as independent auditor.	Mgmt	For	For

3.	To approve the compensation of executives as disclosed in the proxy statement (non-binding advisory vote).	Mgmt	For	For

4.	To approve the amended and restated Equity Incentive Compensation Plan.	Mgmt	For	For

NUCOR CORPORATION		Agenda Number: 935365165
Security:	670346105
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	NUE
ISIN:	US6703461052

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Patrick J. Dempsey	Mgmt	For	For

	Christopher J. Kearney	Mgmt	For	For

	Laurette T. Koellner	Mgmt	For	For

	Joseph D. Rupp	Mgmt	For	For

	Leon J. Topalian	Mgmt	For	For

	John H. Walker	Mgmt	For	For

	Nadja Y. West	Mgmt	For	For

2.	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor’s independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Approval, on an advisory basis, of Nucor’s named executive officer compensation in 2020.	Mgmt	For	For

NUTRIEN LTD. (THE “CORPORATION”)		Agenda Number: 935388199
Security:	67077M108
Meeting Type:	Annual
Meeting Date:	17-May-2021
Ticker:	NTR
ISIN:	CA67077M1086

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1	DIRECTOR

	Christopher M. Burley	Mgmt	For	For

	Maura J. Clark	Mgmt	For	For

	Russell K. Girling	Mgmt	For	For

	Miranda C. Hubbs	Mgmt	For	For

	Raj S. Kushwaha	Mgmt	For	For

	Alice D. Laberge	Mgmt	For	For

	Consuelo E. Madere	Mgmt	For	For

	Charles V. Magro	Mgmt	For	For

	Keith G. Martell	Mgmt	For	For

	Aaron W. Regent	Mgmt	For	For

	Mayo M. Schmidt	Mgmt	For	For

	Nelson Luiz Costa Silva	Mgmt	For	For

2	Re-appointment of KPMG LLP, Chartered Accountants, as auditor of the Corporation.	Mgmt	For	For

3	A non-binding advisory resolution to accept the Corporation’s approach to executive compensation.	Mgmt	For	For

NVIDIA CORPORATION		Agenda Number: 935402343
Security:	67066G104
Meeting Type:	Annual
Meeting Date:	03-Jun-2021
Ticker:	NVDA
ISIN:	US67066G1040

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Robert K. Burgess	Mgmt	For	For

1B.	Election of Director: Tench Coxe	Mgmt	For	For

1C.	Election of Director: John O. Dabiri	Mgmt	For	For

1D.	Election of Director: Persis S. Drell	Mgmt	For	For

1E.	Election of Director: Jen-Hsun Huang	Mgmt	For	For

1F.	Election of Director: Dawn Hudson	Mgmt	For	For

1G.	Election of Director: Harvey C. Jones	Mgmt	For	For

1H.	Election of Director: Michael G. McCaffery	Mgmt	For	For

1I.	Election of Director: Stephen C. Neal	Mgmt	For	For

1J.	Election of Director: Mark L. Perry	Mgmt	For	For

1K.	Election of Director: A. Brooke Seawell	Mgmt	For	For

1L.	Election of Director: Aarti Shah	Mgmt	For	For

1M.	Election of Director: Mark A. Stevens	Mgmt	For	For

2.	Approval of our executive compensation.	Mgmt	For	For

3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2022.	Mgmt	For	For

4.	Approval of an amendment to our charter to increase the number of authorized shares of common stock from 2 billion shares to 4 billion shares.	Mgmt	For	For

OVINTIV INC.		Agenda Number: 935351053
Security:	69047Q102
Meeting Type:	Annual
Meeting Date:	28-Apr-2021
Ticker:	OVV
ISIN:	US69047Q1022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Peter A. Dea	Mgmt	For	For

1B.	Election of Director: Meg A. Gentle	Mgmt	For	For

1C.	Election of Director: Howard J. Mayson	Mgmt	For	For

1D.	Election of Director: Lee A. McIntire	Mgmt	For	For

1E.	Election of Director: Katherine L. Minyard	Mgmt	For	For

1F.	Election of Director: Steven W. Nance	Mgmt	For	For

1G.	Election of Director: Suzanne P. Nimocks	Mgmt	For	For

1H.	Election of Director: Thomas G. Ricks	Mgmt	For	For

1I.	Election of Director: Brian G. Shaw	Mgmt	For	For

1J.	Election of Director: Douglas J. Suttles	Mgmt	For	For

1K.	Election of Director: Bruce G. Waterman	Mgmt	For	For

2.	Advisory Vote to Approve Compensation of Named Executive Officers.	Mgmt	For	For

3.	Ratify PricewaterhouseCoopers LLP as Independent Auditors.	Mgmt	For	For

PALANTIR TECHNOLOGIES INC.		Agenda Number: 935420012
Security:	69608A108
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	PLTR
ISIN:	US69608A1088

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Alexander Karp	Mgmt	For	For

	Stephen Cohen	Mgmt	For	For

	Peter Thiel	Mgmt	For	For

	Alexander Moore	Mgmt	For	For

	Spencer Rascoff	Mgmt	For	For

	Alexandra Schiff	Mgmt	For	For

	Lauren Friedman Stat	Mgmt	For	For

2.	Advisory vote on frequency of executive compensation votes.	Mgmt	1 Year	Against

3.	Ratification of the appointment of Ernst & Young LLP as Palantir’s independent registered public accounting firm for 2021.	Mgmt	For	For

PARKER-HANNIFIN CORPORATION		Agenda Number: 935278487
Security:	701094104
Meeting Type:	Annual
Meeting Date:	28-Oct-2020
Ticker:	PH
ISIN:	US7010941042

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lee C. Banks	Mgmt	For	For

1B.	Election of Director: Robert G. Bohn	Mgmt	For	For

1C.	Election of Director: Linda A. Harty	Mgmt	For	For

1D.	Election of Director: Kevin A. Lobo	Mgmt	For	For

1E.	Election of Director: Candy M. Obourn	Mgmt	For	For

1F.	Election of Director: Joseph Scaminace	Mgmt	For	For

1G.	Election of Director: Åke Svensson	Mgmt	For	For

1H.	Election of Director: Laura K. Thompson	Mgmt	For	For

1I.	Election of Director: James R. Verrier	Mgmt	For	For

1J.	Election of Director: James L. Wainscott	Mgmt	For	For

1K.	Election of Director: Thomas L. Williams	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2021.	Mgmt	For	For

3.	Approval of, on a non-binding, advisory basis, the compensation of our Named Executive Officers.	Mgmt	For	For

PERSONALIS, INC.		Agenda Number: 935366597
Security:	71535D106
Meeting Type:	Annual
Meeting Date:	14-May-2021
Ticker:	PSNL
ISIN:	US71535D1063

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Class II Director: John West	Mgmt	For	For

1.2	Election of Class II Director: Alan Colowick, M.D.	Mgmt	For	For

2.	Ratification of the selection by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

RYDER SYSTEM, INC.		Agenda Number: 935352598
Security:	783549108
Meeting Type:	Annual
Meeting Date:	07-May-2021
Ticker:	R
ISIN:	US7835491082

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert J. Eck	Mgmt	For	For

1B.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert A. Hagemann	Mgmt	For	For

1C.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Michael F. Hilton	Mgmt	For	For

1D.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Tamara L. Lundgren	Mgmt	For	For

1E.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Luis P. Nieto, Jr.	Mgmt	For	For

1F.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: David G. Nord	Mgmt	For	For

1G.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert E. Sanchez	Mgmt	For	For

1H.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Abbie J. Smith	Mgmt	For	For

1I.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: E. Follin Smith	Mgmt	For	For

1J.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Dmitri L. Stockton	Mgmt	For	For

1K.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Hansel E. Tookes, II	Mgmt	For	For

2.	Ratification of PricewaterhouseCoopers LLP as independent registered certified public accounting firm for the 2021 fiscal year.	Mgmt	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

4.	Approval of the Amendment to the 2019 Equity and Incentive Compensation Plan.	Mgmt	For	For

5.	Shareholder proposal to vote, on an advisory basis, on a shareholder proposal regarding written consent.	Shr	Against	For

STATE STREET CORPORATION		Agenda Number: 935380408
Security:	857477103
Meeting Type:	Annual
Meeting Date:	19-May-2021
Ticker:	STT
ISIN:	US8574771031

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: P. de Saint-Aignan	Mgmt	For	For

1B.	Election of Director: M. Chandoha	Mgmt	For	For

1C.	Election of Director: A. Fawcett	Mgmt	For	For

1D.	Election of Director: W. Freda	Mgmt	For	For

1E.	Election of Director: S. Mathew	Mgmt	For	For

1F.	Election of Director: W. Meaney	Mgmt	For	For

1G.	Election of Director: R. O’Hanley	Mgmt	For	For

1H.	Election of Director: S. O’Sullivan	Mgmt	For	For

1I.	Election of Director: J. Portalatin	Mgmt	For	For

1J.	Election of Director: J. Rhea	Mgmt	For	For

1K.	Election of Director: R. Sergel	Mgmt	For	For

1L.	Election of Director: G. Summe	Mgmt	For	For

2.	To approve an advisory proposal on executive compensation.	Mgmt	For	For

3.	To ratify the selection of Ernst & Young LLP as State Street’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

4.	Shareholder proposal requesting that the board oversee a racial equity audit.	Shr	Against	For

THE CHARLES SCHWAB CORPORATION		Agenda Number: 935378302
Security:	808513105
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	SCHW
ISIN:	US8085131055

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Walter W. Bettinger II	Mgmt	For	For

1B.	Election of Director: Joan T. Dea	Mgmt	For	For

1C.	Election of Director: Christopher V. Dodds	Mgmt	For	For

1D.	Election of Director: Mark A. Goldfarb	Mgmt	For	For

1E.	Election of Director: Bharat B. Masrani	Mgmt	For	For

1F.	Election of Director: Charles A. Ruffel	Mgmt	For	For

2.	Ratification of the selection of Deloitte & Touche LLP as independent auditors.	Mgmt	For	For

3.	Advisory vote to approve named executive officer compensation.	Mgmt	For	For

4.	Stockholder Proposal requesting disclosure of lobbying policy, procedures and oversight; lobbying expenditures; and participation in organizations engaged in lobbying.	Shr	For	Against

5.	Stockholder Proposal requesting declassification of the board of directors to elect each director annually.	Shr	Against	For

THE WALT DISNEY COMPANY		Agenda Number: 935328206
Security:	254687106
Meeting Type:	Annual
Meeting Date:	09-Mar-2021
Ticker:	DIS
ISIN:	US2546871060

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Susan E. Arnold	Mgmt	For	For

1B.	Election of Director: Mary T. Barra	Mgmt	For	For

1C.	Election of Director: Safra A. Catz	Mgmt	For	For

1D.	Election of Director: Robert A. Chapek	Mgmt	For	For

1E.	Election of Director: Francis A. deSouza	Mgmt	For	For

1F.	Election of Director: Michael B.G. Froman	Mgmt	For	For

1G.	Election of Director: Robert A. Iger	Mgmt	For	For

1H.	Election of Director: Maria Elena Lagomasino	Mgmt	For	For

1I.	Election of Director: Mark G. Parker	Mgmt	For	For

1J.	Election of Director: Derica W. Rice	Mgmt	For	For

2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s registered public accountants for fiscal 2021.	Mgmt	For	For

3.	To approve the advisory resolution on executive compensation.	Mgmt	For	For

4.	Shareholder proposal requesting an annual report disclosing information regarding the Company’s lobbying policies and activities.	Shr	For	Against

5.	Shareholder proposal requesting non-management employees on director nominee candidate lists.	Shr	Against	For

TWILIO INC.		Agenda Number: 935414716
Security:	90138F102
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	TWLO
ISIN:	US90138F1021

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Jeff Lawson	Mgmt	For	For

	Byron Deeter	Mgmt	For	For

	Jeffrey Epstein	Mgmt	For	For

2.	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	Approval of, on a non-binding advisory basis, the compensation of the Company’s named executive officers.	Mgmt	For	For

VISA INC.		Agenda Number: 935315576
Security:	92826C839
Meeting Type:	Annual
Meeting Date:	26-Jan-2021
Ticker:	V
ISIN:	US92826C8394

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lloyd A. Carney	Mgmt	For	For

1B.	Election of Director: Mary B. Cranston	Mgmt	For	For

1C.	Election of Director: Francisco Javier Fernández-Carbajal	Mgmt	For	For

1D.	Election of Director: Alfred F. Kelly, Jr.	Mgmt	For	For

1E.	Election of Director: Ramon Laguarta	Mgmt	For	For

1F.	Election of Director: John F. Lundgren	Mgmt	For	For

1G.	Election of Director: Robert W. Matschullat	Mgmt	For	For

1H.	Election of Director: Denise M. Morrison	Mgmt	For	For

1I.	Election of Director: Suzanne Nora Johnson	Mgmt	For	For

1J.	Election of Director: Linda J. Rendle	Mgmt	For	For

1K.	Election of Director: John A. C. Swainson	Mgmt	For	For

1L.	Election of Director: Maynard G. Webb, Jr.	Mgmt	For	For

2.	Approval, on an advisory basis, of compensation paid to our named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2021 fiscal year.	Mgmt	For	For

4.	Approval of the Visa Inc. 2007 Equity Incentive Compensation Plan, as amended and restated.	Mgmt	For	For

5.	Approval of an amendment to our Certificate of Incorporation to enable the adoption of a special meeting right for Class A common stockholders.	Mgmt	For	For

6.	To vote on a stockholder proposal requesting stockholders' right to act by written consent, if properly presented.	Shr	Against	For

7.	To vote on a stockholder proposal to amend our principles of executive compensation program, if properly presented.	Shr	Against	For

WILLIAMS-SONOMA, INC.		Agenda Number: 935390308
Security:	969904101
Meeting Type:	Annual
Meeting Date:	02-Jun-2021
Ticker:	WSM
ISIN:	US9699041011

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Laura Alber	Mgmt	For	For

1.2	Election of Director: Esi Eggleston Bracey	Mgmt	For	For

1.3	Election of Director: Scott Dahnke, Chair	Mgmt	For	For

1.4	Election of Director: Anne Mulcahy	Mgmt	For	For

1.5	Election of Director: William Ready	Mgmt	For	For

1.6	Election of Director: Sabrina Simmons	Mgmt	For	For

1.7	Election of Director: Frits van Paasschen	Mgmt	For	For

2.	The amendment of our 2001 Long-Term Incentive Plan.	Mgmt	For	For

3.	An advisory vote to approve executive compensation.	Mgmt	For	For

4.	Ratification of the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2022.	Mgmt	For	For

WYNN RESORTS, LIMITED		Agenda Number: 935362335
Security:	983134107
Meeting Type:	Annual
Meeting Date:	05-May-2021
Ticker:	WYNN
ISIN:	US9831341071

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Betsy S. Atkins	Mgmt	For	For

	Matthew O. Maddox	Mgmt	For	For

	Philip G. Satre	Mgmt	For	For

	Darnell O. Strom	Mgmt	For	For

2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	To approve, on a non-binding advisory basis, the compensation of our named executive officers as described in the proxy statement.	Mgmt	For	For

PERMANENT PORTFOLIO

AGILENT TECHNOLOGIES, INC.		Agenda Number: 935330085
Security:	00846U101
Meeting Type:	Annual
Meeting Date:	17-Mar-2021
Ticker:	A
ISIN:	US00846U1016

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Mala Anand	Mgmt	For	For

1.2	Election of Director: Koh Boon Hwee	Mgmt	For	For

1.3	Election of Director: Michael R. McMullen	Mgmt	For	For

1.4	Election of Director: Daniel K. Podolsky, M.D.	Mgmt	For	For

2.	To approve, on a non-binding advisory basis, the compensation of our named executive officers.	Mgmt	For	For

3.	To ratify the Audit and Finance Committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm.	Mgmt	For	For

AIR PRODUCTS AND CHEMICALS, INC.		Agenda Number: 935315045
Security:	009158106
Meeting Type:	Annual
Meeting Date:	28-Jan-2021
Ticker:	APD
ISIN:	US0091581068

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Susan K. Carter	Mgmt	For	For

1b.	Election of Director: Charles I. Cogut	Mgmt	For	For

1c.	Election of Director: Lisa A. Davis	Mgmt	For	For

1d.	Election of Director: Chadwick C. Deaton	Mgmt	For	For

1e.	Election of Director: Seifollah Ghasemi	Mgmt	For	For

1f.	Election of Director: David H.Y. Ho	Mgmt	For	For

1g.	Election of Director: Edward L. Monser	Mgmt	For	For

1h.	Election of Director: Matthew H. Paull	Mgmt	For	For

2.	Advisory vote approving the compensation of the Company’s named executive officers.	Mgmt	For	For

3.	Approval of the Air Products and Chemicals, Inc. 2021 Long-Term Incentive Plan.	Mgmt	For	For

4.	Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2021.	Mgmt	For	For

ALBEMARLE CORPORATION		Agenda Number: 935355936
Security:	012653101
Meeting Type:	Annual
Meeting Date:	04-May-2021
Ticker:	ALB
ISIN:	US0126531013

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	To approve the non-binding advisory resolution approving the compensation of our named executive officers.	Mgmt	For	For

2A.	Elect nominee to the Board of Director: Mary Lauren Brlas	Mgmt	For	For

2B.	Elect nominee to the Board of Director: J. Kent Masters, Jr.	Mgmt	For	For

2C.	Elect nominee to the Board of Director: Glenda J. Minor	Mgmt	For	For

2D.	Elect nominee to the Board of Director: James J. O’Brien	Mgmt	For	For

2E.	Elect nominee to the Board of Director: Diarmuid B. O’Connell	Mgmt	For	For

2F.	Elect nominee to the Board of Director: Dean L. Seavers	Mgmt	For	For

2G.	Elect nominee to the Board of Director: Gerald A. Steiner	Mgmt	For	For

2H.	Elect nominee to the Board of Director: Holly A. Van Deursen	Mgmt	For	For

2I.	Elect nominee to the Board of Director: Alejandro D. Wolff	Mgmt	For	For

3.	To ratify the appointment of PricewaterhouseCoopers LLP as Albemarle’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

ALEXANDER & BALDWIN, INC.		Agenda Number: 935340581
Security:	014491104
Meeting Type:	Annual
Meeting Date:	27-Apr-2021
Ticker:	ALEX
ISIN:	US0144911049

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Christopher J. Benjamin	Mgmt	For	For

1B.	Election of Director: Diana M. Laing	Mgmt	For	For

1C.	Election of Director: John T. Leong	Mgmt	For	For

1D.	Election of Director: Thomas A. Lewis, Jr.	Mgmt	For	For

1E.	Election of Director: Douglas M. Pasquale	Mgmt	For	For

1F.	Election of Director: Michele K. Saito	Mgmt	For	For

1G.	Election of Director: Eric K. Yeaman	Mgmt	For	For

2.	PROPOSAL TO APPROVE THE ADVISORY RESOLUTION RELATING TO EXECUTIVE COMPENSATION.	Mgmt	For	For

3.	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE CORPORATION.	Mgmt	For	For

AMGEN INC.		Agenda Number: 935375382
Security:	031162100
Meeting Type:	Annual
Meeting Date:	18-May-2021
Ticker:	AMGN
ISIN:	US0311621009

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Wanda M. Austin	Mgmt	For	For

1B.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Robert A. Bradway	Mgmt	For	For

1C.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Brian J. Druker	Mgmt	For	For

1D.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Robert A. Eckert	Mgmt	For	For

1E.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Greg C. Garland	Mgmt	For	For

1F.	Election of Director for a term of office expiring at the 2022 annual meeting: Mr. Charles M. Holley, Jr.	Mgmt	For	For

1G.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Tyler Jacks	Mgmt	For	For

1H.	Election of Director for a term of office expiring at the 2022 annual meeting: Ms. Ellen J. Kullman	Mgmt	For	For

1I.	Election of Director for a term of office expiring at the 2022 annual meeting: Ms. Amy E. Miles	Mgmt	For	For

1J.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. Ronald D. Sugar	Mgmt	For	For

1K.	Election of Director for a term of office expiring at the 2022 annual meeting: Dr. R. Sanders Williams	Mgmt	For	For

2.	Advisory vote to approve our executive compensation.	Mgmt	For	For

3.	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2021.	Mgmt	For	For

APA CORPORATION		Agenda Number: 935379443
Security:	03743Q108
Meeting Type:	Annual
Meeting Date:	27-May-2021
Ticker:	APA
ISIN:	US03743Q1085

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	Election of Director: Annell R. Bay	Mgmt	For	For

2.	Election of Director: John J. Christmann IV	Mgmt	For	For

3.	Election of Director: Juliet S. Ellis	Mgmt	For	For

4.	Election of Director: Chansoo Joung	Mgmt	For	For

5.	Election of Director: John E. Lowe	Mgmt	For	For

6.	Election of Director: H. Lamar McKay	Mgmt	For	For

7.	Election of Director: William C. Montgomery	Mgmt	For	For

8.	Election of Director: Amy H. Nelson	Mgmt	For	For

9.	Election of Director: Daniel W. Rabun	Mgmt	For	For

10.	Election of Director: Peter A. Ragauss	Mgmt	For	For

11.	Ratification of Ernst & Young LLP as APA’s Independent Auditors.	Mgmt	For	For

12.	Advisory Vote to Approve Compensation of APA’s Named Executive Officers.	Mgmt	For	For

13.	Approval of the Apache Charter Amendment.	Mgmt	For	For

ATARA BIOTHERAPEUTICS, INC.		Agenda Number: 935413714
Security:	046513107
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	ATRA
ISIN:	US0465131078

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Eric L. Dobmeier	Mgmt	For	For

	William K. Heiden	Mgmt	For	For

	Beth Seidenberg, M.D.	Mgmt	For	For

2.	To approve, on an advisory basis, the compensation of the Company’s named executive officers, as disclosed in the Proxy Statement.	Mgmt	For	For

3.	To ratify the selection of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

AUTODESK, INC.		Agenda Number: 935412899
Security:	052769106
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	ADSK
ISIN:	US0527691069

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Andrew Anagnost	Mgmt	For	For

1B.	Election of Director: Karen Blasing	Mgmt	For	For

1C.	Election of Director: Reid French	Mgmt	For	For

1D.	Election of Director: Dr. Ayanna Howard	Mgmt	For	For

1E.	Election of Director: Blake Irving	Mgmt	For	For

1F.	Election of Director: Mary T. McDowell	Mgmt	For	For

1G.	Election of Director: Stephen Milligan	Mgmt	For	For

1H.	Election of Director: Lorrie M. Norrington	Mgmt	For	For

1I.	Election of Director: Betsy Rafael	Mgmt	For	For

1J.	Election of Director: Stacy J. Smith	Mgmt	For	For

2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.’s independent registered public accounting firm for the fiscal year ending January 31, 2022.	Mgmt	For	For

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.’s named executive officers.	Mgmt	For	For

AVALONBAY COMMUNITIES, INC.		Agenda Number: 935383048
Security:	053484101
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	AVB
ISIN:	US0534841012

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director to serve until the 2022 Annual Meeting: Glyn F. Aeppel	Mgmt	For	For

1B.	Election of Director to serve until the 2022 Annual Meeting: Terry S. Brown	Mgmt	For	For

1C.	Election of Director to serve until the 2022 Annual Meeting: Alan B. Buckelew	Mgmt	For	For

1D.	Election of Director to serve until the 2022 Annual Meeting: Ronald L. Havner, Jr.	Mgmt	For	For

1E.	Election of Director to serve until the 2022 Annual Meeting: Stephen P. Hills	Mgmt	For	For

1F.	Election of Director to serve until the 2022 Annual Meeting: Christopher B. Howard	Mgmt	For	For

1G.	Election of Director to serve until the 2022 Annual Meeting: Richard J. Lieb	Mgmt	For	For

1H.	Election of Director to serve until the 2022 Annual Meeting: Nnenna Lynch	Mgmt	For	For

1I.	Election of Director to serve until the 2022 Annual Meeting: Timothy J. Naughton	Mgmt	For	For

1J.	Election of Director to serve until the 2022 Annual Meeting: Benjamin W. Schall	Mgmt	For	For

1K.	Election of Director to serve until the 2022 Annual Meeting: Susan Swanezy	Mgmt	For	For

1L.	Election of Director to serve until the 2022 Annual Meeting: W. Edward Walter	Mgmt	For	For

2.	To ratify the selection of Ernst & Young LLP as the Company’s independent auditors for the year ending December 31, 2021.	Mgmt	For	For

3.	To adopt a resolution approving, on a non-binding advisory basis, the compensation paid to the Company’s Named Executive Officers, as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables and narrative discussion set forth in the proxy statement.	Mgmt	For	For

BHP GROUP LTD		Agenda Number: 935274213
Security:	088606108
Meeting Type:	Annual
Meeting Date:	14-Oct-2020
Ticker:	BHP
ISIN:	US0886061086

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	To receive the 2020 Financial Statements and Reports for BHP.	Mgmt	For	For

2.	To reappoint Ernst & Young LLP as the auditor of BHP Group Plc.	Mgmt	For	For

3.	To authorise the Risk and Audit Committee to agree the remuneration of the auditor of BHP Group Plc.	Mgmt	For	For

4.	To approve the general authority to issue shares in BHP Group Plc.	Mgmt	For	For

5.	To approve the authority to allot equity	Mgmt	For	For

securities in BHP Group Plc for cash.

6.	To authorise the repurchase of shares in BHP Group Plc.	Mgmt	For	For

7.	To approve the 2020 Remuneration Report other than the part containing the Directors’ remuneration policy.	Mgmt	For	For

8.	To approve the 2020 Remuneration Report.	Mgmt	For	For

9.	To approve the grant to the Executive Director.	Mgmt	For	For

10.	To approve leaving entitlements.	Mgmt	For	For

11.	To elect Xiaoqun Clever as a Director of BHP.	Mgmt	For	For

12.	To elect Gary Goldberg as a Director of BHP.	Mgmt	For	For

13.	To elect Mike Henry as a Director of BHP.	Mgmt	For	For

14.	To elect Christine O’Reilly as a Director of BHP.	Mgmt	For	For

15.	To elect Dion Weisler as a Director of BHP.	Mgmt	For	For

16.	To re-elect Terry Bowen as a Director of BHP.	Mgmt	For	For

17.	To re-elect Malcolm Broomhead as a Director of BHP.	Mgmt	For	For

18.	To re-elect Ian Cockerill as a Director of BHP.	Mgmt	For	For

19.	To re-elect Anita Frew as a Director of BHP.	Mgmt	For	For

20.	To re-elect Susan Kilsby as a Director of BHP.	Mgmt	For	For

21.	To re-elect John Mogford as a Director of BHP.	Mgmt	For	For

22.	To re-elect Ken MacKenzie as a Director of BHP.	Mgmt	For	For

23.	To amend the constitution of BHP Group Limited.	Mgmt	Against	For

24.	To adopt interim cultural heritage protection measures.	Mgmt	Against	For

25.	To suspend memberships of Industry Associations where COVID-19 related advocacy is inconsistent with Paris Agreement goals.	Mgmt	Against	For

BOSTON PROPERTIES, INC.		Agenda Number: 935377615
Security:	101121101
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	BXP
ISIN:	US1011211018

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Joel I. Klein	Mgmt	For	For

1B.	Election of Director: Kelly A. Ayotte	Mgmt	For	For

1C.	Election of Director: Bruce W. Duncan	Mgmt	For	For

1D.	Election of Director: Karen E. Dykstra	Mgmt	For	For

1E.	Election of Director: Carol B. Einiger	Mgmt	For	For

1F.	Election of Director: Diane J. Hoskins	Mgmt	For	For

1G.	Election of Director: Douglas T. Linde	Mgmt	For	For

1H.	Election of Director: Matthew J. Lustig	Mgmt	For	For

1I.	Election of Director: Owen D. Thomas	Mgmt	For	For

1J.	Election of Director: David A. Twardock	Mgmt	For	For

1K.	Election of Director: William H. Walton, III	Mgmt	For	For

2.	To approve, by non-binding, advisory resolution, the Company’s named executive officer compensation.	Mgmt	For	For

3.	To approve the Boston Properties, Inc. 2021 Stock Incentive Plan.	Mgmt	For	For

4.	To ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

BP P.L.C.		Agenda Number: 935384014
Security:	055622104
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	BP
ISIN:	US0556221044

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	To receive the annual report and accounts.	Mgmt	For	For

2.	To approve the directors’ remuneration report.	Mgmt	For	For

3A.	To elect Mr. M. Auchincloss as a director.	Mgmt	For	For

3B.	To elect Mr. T. Morzaria as a director.	Mgmt	For	For

3C.	To elect Mrs. K. Richardson as a director.	Mgmt	For	For

3D.	To elect Dr. J. Teyssen as a director.	Mgmt	For	For

3E.	To re-elect Mr. B. Looney as a director.	Mgmt	For	For

3F.	To re-elect Miss P. Daley as a director.	Mgmt	For	For

3G.	To re-elect Mr. H. Lund as a director.	Mgmt	For	For

3H.	To re-elect Mrs. M. B. Meyer as a director.	Mgmt	For	For

3I.	To re-elect Mrs. P. R. Reynolds as a director.	Mgmt	For	For

3J.	To re-elect Sir J. Sawers as a director.	Mgmt	For	For

4.	To reappoint Deloitte LLP as auditor.	Mgmt	For	For

5.	To authorize the audit committee to fix the auditor’s remuneration.	Mgmt	For	For

6.	To give limited authority to make political donations and incur political expenditure.	Mgmt	For	For

7.	Renewal of the Scrip Dividend Programme.	Mgmt	For	For

8.	To give limited authority to allot shares up to a specified amount.	Mgmt	For	For

9.	Special resolution: to give authority to allot a limited number of shares for cash free of pre-emption rights.	Mgmt	For	For

10.	Special resolution: to give additional authority to allot a limited number of shares for cash free of pre-emption rights.	Mgmt	For	For

11.	Special resolution: to give limited authority for the purchase of its own shares by the company.	Mgmt	For	For

12.	Special resolution: to authorize the calling of general meetings (excluding annual general meetings) by notice of at least 14 clear days.	Mgmt	For	For

13.	Special resolution: Follow This shareholder resolution on climate change targets.	Shr	Against	For

BROADCOM INC		Agenda Number: 935335768
Security:	11135F101
Meeting Type:	Annual
Meeting Date:	05-Apr-2021
Ticker:	AVGO
ISIN:	US11135F1012

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Ms. Diane M. Bryant	Mgmt	For	For

1B.	Election of Director: Ms. Gayla J. Delly	Mgmt	For	For

1C.	Election of Director: Mr. Raul J. Fernandez	Mgmt	For	For

1D.	Election of Director: Mr. Eddy W. Hartenstein	Mgmt	For	For

1E.	Election of Director: Mr. Check Kian Low	Mgmt	For	For

1F.	Election of Director: Ms. Justine F. Page	Mgmt	For	For

1G.	Election of Director: Dr. Henry Samueli	Mgmt	For	For

1H.	Election of Director: Mr. Hock E. Tan	Mgmt	For	For

1I.	Election of Director: Mr. Harry L. You	Mgmt	For	For

2.	Ratification of the appointment of Pricewaterhouse-Coopers LLP as Broadcom’s independent registered public accounting firm for the fiscal year ending October 31, 2021.	Mgmt	For	For

3.	Approval of an amendment and restatement of Broadcom’s 2012 Stock Incentive Plan.	Mgmt	For	For

4.	Advisory vote to approve compensation of Broadcom’s named executive officers.	Mgmt	For	For

CAMECO CORPORATION		Agenda Number: 935373415
Security:	13321L108
Meeting Type:	Annual
Meeting Date:	06-May-2021
Ticker:	CCJ
ISIN:	CA13321L1085

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
A	DIRECTOR

	Leontine Atkins	Mgmt	For	For

	Ian Bruce	Mgmt	For	For

	Daniel Camus	Mgmt	For	For

	Donald Deranger	Mgmt	For	For

	Catherine Gignac	Mgmt	For	For

	Tim Gitzel	Mgmt	For	For

	Jim Gowans	Mgmt	For	For

	Kathryn Jackson	Mgmt	For	For

	Don Kayne	Mgmt	For	For

B	Appoint KPMG LLP as auditors.	Mgmt	For	For

C	Have a say on our approach to executive compensation (see page 8 of the management proxy circular) As this is an advisory vote, the results will not be binding on the board. Be it resolved that, on an advisory basis and not to diminish the role and responsibilities of the board of directors for executive compensation, the shareholders accept the approach to executive compensation disclosed in Cameco’s management proxy circular delivered in advance of the 2021 annual meeting of shareholders.	Mgmt	For	For

D	Declare your residency You declare that the shares represented by this voting instruction form are held, beneficially owned or controlled, either directly or indirectly, by a resident of Canada as defined below. If the shares are held in the names of two or more people, you declare that all of these people are residents of Canada. NOTE: “For” = Yes, “Abstain” = No, “Against” will be treated as not marked	Mgmt	Abstain	Against

CANADIAN NATURAL RESOURCES LIMITED		Agenda Number: 935383466
Security:	136385101
Meeting Type:	Annual
Meeting Date:	06-May-2021
Ticker:	CNQ
ISIN:	CA1363851017

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1	DIRECTOR

	Catherine M. Best	Mgmt	For	For

	M. Elizabeth Cannon	Mgmt	For	For

	N. Murray Edwards	Mgmt	For	For

	Christopher L. Fong	Mgmt	For	For

	Amb. Gordon D. Giffin	Mgmt	For	For

	Wilfred A. Gobert	Mgmt	For	For

	Steve W. Laut	Mgmt	For	For

	Tim S. McKay	Mgmt	For	For

	Hon. Frank J. McKenna	Mgmt	For	For

	David A. Tuer	Mgmt	For	For

	Annette M. Verschuren	Mgmt	For	For

2	The appointment of PricewaterhouseCoopers LLP, Chartered Accountants, Calgary, Alberta, as auditors of the Corporation for the ensuing year and the authorization of the Audit Committee of the Board of Directors of the Corporation to fix their remuneration.	Mgmt	For	For

3	On an advisory basis, accepting the Corporation’s approach to executive compensation as described in the Information Circular.	Mgmt	For	For

CHEVRON CORPORATION		Agenda Number: 935390132
Security:	166764100
Meeting Type:	Annual
Meeting Date:	26-May-2021
Ticker:	CVX
ISIN:	US1667641005

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Wanda M. Austin	Mgmt	For	For

1B.	Election of Director: John B. Frank	Mgmt	For	For

1C.	Election of Director: Alice P. Gast	Mgmt	For	For

1D.	Election of Director: Enrique Hernandez, Jr.	Mgmt	For	For

1E.	Election of Director: Marillyn A. Hewson	Mgmt	For	For

1F.	Election of Director: Jon M. Huntsman Jr.	Mgmt	For	For

1G.	Election of Director: Charles W. Moorman IV	Mgmt	For	For

1H.	Election of Director: Dambisa F. Moyo	Mgmt	For	For

1I.	Election of Director: Debra Reed-Klages	Mgmt	For	For

1J.	Election of Director: Ronald D. Sugar	Mgmt	For	For

1K.	Election of Director: D. James Umpleby III	Mgmt	For	For

1L.	Election of Director: Michael K. Wirth	Mgmt	For	For

2.	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm.	Mgmt	For	For

3.	Advisory Vote to Approve Named Executive Officer Compensation.	Mgmt	For	For

4.	Reduce Scope 3 Emissions.	Shr	Against	For

5.	Report on Impacts of Net Zero 2050 Scenario.	Shr	Against	For

6.	Shift to Public Benefit Corporation.	Shr	Against	For

7.	Report on Lobbying.	Shr	Against	For

8.	Independent Chair.	Shr	Against	For

9.	Special Meetings.	Shr	Against	For

CONOCOPHILLIPS		Agenda Number: 935317962
Security:	20825C104
Meeting Type:	Special
Meeting Date:	15-Jan-2021
Ticker:	COP
ISIN:	US20825C1045

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	To approve the issuance of shares of common stock, par value $0.01 per share, of ConocoPhillips to the stockholders of Concho Resources Inc. (“Concho”) in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of October 18, 2020 (as it may be amended from time to time), among ConocoPhillips,Falcon Merger Sub Corp. and Concho.	Mgmt	For	For

CONOCOPHILLIPS		Agenda Number: 935367602
Security:	20825C104
Meeting Type:	Annual
Meeting Date:	11-May-2021
Ticker:	COP
ISIN:	US20825C1045

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: Charles E. Bunch	Mgmt	For	For

1B.	ELECTION OF DIRECTOR: Caroline Maury Devine	Mgmt	For	For

1C.	ELECTION OF DIRECTOR: John V. Faraci	Mgmt	For	For

1D.	ELECTION OF DIRECTOR: Jody Freeman	Mgmt	For	For

1E.	ELECTION OF DIRECTOR: Gay Huey Evans	Mgmt	For	For

1F.	ELECTION OF DIRECTOR: Jeffrey A. Joerres	Mgmt	For	For

1G.	ELECTION OF DIRECTOR: Ryan M. Lance	Mgmt	For	For

1H.	ELECTION OF DIRECTOR: Timothy A. Leach	Mgmt	For	For

1I.	ELECTION OF DIRECTOR: William H. McRaven	Mgmt	For	For

1J.	ELECTION OF DIRECTOR: Sharmila Mulligan	Mgmt	For	For

1K.	ELECTION OF DIRECTOR: Eric D. Mullins	Mgmt	For	For

1L.	ELECTION OF DIRECTOR: Arjun N. Murti	Mgmt	For	For

1M.	ELECTION OF DIRECTOR: Robert A. Niblock	Mgmt	For	For

1N.	ELECTION OF DIRECTOR: David T. Seaton	Mgmt	For	For

1O.	ELECTION OF DIRECTOR: R.A. Walker	Mgmt	For	For

2.	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips’ independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Advisory Approval of Executive Compensation.	Mgmt	For	For

4.	Simple Majority Vote Standard.	Mgmt	For	For

5.	Emission Reduction Targets.	Shr	Against	For

CORTEXYME INC		Agenda Number: 935426507
Security:	22053A107
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	CRTX
ISIN:	US22053A1079

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Stephen S. Dominy, M.D.	Mgmt	For	For

	David A. Lamond	Mgmt	For	For

2.	To ratify the selection of BDO USA, LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve, on an advisory basis, the compensation of the Company’s named executive officers.	Mgmt	For	For

4.	To indicate, on an advisory basis, the preferred frequency of stockholder advisory votes on the compensation of the Company’s named executive officers.	Mgmt	1 Year	For

COSTCO WHOLESALE CORPORATION		Agenda Number: 935312796
Security:	22160K105
Meeting Type:	Annual
Meeting Date:	21-Jan-2021
Ticker:	COST
ISIN:	US22160K1051

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Susan L. Decker	Mgmt	For	For

	Kenneth D. Denman	Mgmt	For	For

	Richard A. Galanti	Mgmt	For	For

	W. Craig Jelinek	Mgmt	For	For

	Sally Jewell	Mgmt	For	For

	Charles T. Munger	Mgmt	For	For

	Jeffrey S. Raikes	Mgmt	For	For

2.	Ratification of selection of independent auditors.	Mgmt	For	For

3.	Approval, on an advisory basis, of executive compensation.	Mgmt	For	For

DEVON ENERGY CORPORATION		Agenda Number: 935311302
Security:	25179M103
Meeting Type:	Special
Meeting Date:	30-Dec-2020
Ticker:	DVN
ISIN:	US25179M1036

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	Approve the issuance of shares of Devon Energy Corporation common stock to WPX Energy Inc. stockholders in connection with the merger, as contemplated by the Merger Agreement (the “Stock Issuance Proposal”).	Mgmt	No vote

2.	Approve the adjournment of the Devon Energy Corporation special meeting, if necessary or appropriate, for the purpose of soliciting additional votes for the approval of the Stock Issuance Proposal.	Mgmt	No vote

DEVON ENERGY CORPORATION		Agenda Number: 935408446
Security:	25179M103
Meeting Type:	Annual
Meeting Date:	09-Jun-2021
Ticker:	DVN
ISIN:	US25179M1036

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Barbara M. Baumann	Mgmt	For	For

	John E. Bethancourt	Mgmt	For	For

	Ann G. Fox	Mgmt	For	For

	David A. Hager	Mgmt	For	For

	Kelt Kindick	Mgmt	For	For

	John Krenicki Jr.	Mgmt	For	For

	Karl F. Kurz	Mgmt	For	For

	Robert A. Mosbacher Jr.	Mgmt	For	For

	Richard E. Muncrief	Mgmt	For	For

	Duane C. Radtke	Mgmt	For	For

	Valerie M. Williams	Mgmt	For	For

2.	Ratify the appointment of the Company’s Independent Auditors for 2021.	Mgmt	For	For

3.	Advisory Vote to Approve Executive Compensation.	Mgmt	For	For

DIGITAL REALTY TRUST, INC.		Agenda Number: 935407393
Security:	253868103
Meeting Type:	Annual
Meeting Date:	03-Jun-2021
Ticker:	DLR
ISIN:	US2538681030

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Laurence A. Chapman	Mgmt	For	For

1B.	Election of Director: Alexis Black Bjorlin	Mgmt	For	For

1C.	Election of Director: VeraLinn Jamieson	Mgmt	For	For

1D.	Election of Director: Kevin J. Kennedy	Mgmt	For	For

1E.	Election of Director: William G. LaPerch	Mgmt	For	For

1F.	Election of Director: Jean F.H.P. Mandeville	Mgmt	For	For

1G.	Election of Director: Afshin Mohebbi	Mgmt	For	For

1H.	Election of Director: Mark R. Patterson	Mgmt	For	For

1I.	Election of Director: Mary Hogan Preusse	Mgmt	For	For

1J.	Election of Director: Dennis E. Singleton	Mgmt	For	For

1K.	Election of Director: A. William Stein	Mgmt	For	For

2.	To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

3.	To approve, on a non-binding, advisory basis, the compensation of the Company’s named executive officers, as more fully described in the accompanying Proxy Statement (say on pay).	Mgmt	For	For

DUKE REALTY CORPORATION		Agenda Number: 935339095
Security:	264411505
Meeting Type:	Annual
Meeting Date:	28-Apr-2021
Ticker:	DRE
ISIN:	US2644115055

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: John P. Case	Mgmt	For	For

1B.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: James B. Connor	Mgmt	For	For

1C.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Tamara D. Fischer	Mgmt	For	For

1D.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Norman K. Jenkins	Mgmt	For	For

1E.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Kelly T. Killingsworth	Mgmt	For	For

1F.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Melanie R. Sabelhaus	Mgmt	For	For

1G.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Peter M. Scott, III	Mgmt	For	For

1H.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: David P. Stockert	Mgmt	For	For

1I.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Chris T. Sultemeier	Mgmt	For	For

1J.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Michael E. Szymanczyk	Mgmt	For	For

1K.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Warren M. Thompson	Mgmt	For	For

1L.	Election of Director to serve for a one-year term ending at the 2022 Annual Meeting: Lynn C. Thurber	Mgmt	For	For

2.	To vote on an advisory basis to approve the compensation of the Company’s named executive officers as set forth in the proxy statement.	Mgmt	For	For

3.	To ratify the reappointment of KPMG LLP as the Company’s independent registered public accountants for the fiscal year 2021.	Mgmt	For	For

ESSEX PROPERTY TRUST, INC.		Agenda Number: 935345315
Security:	297178105
Meeting Type:	Annual
Meeting Date:	11-May-2021
Ticker:	ESS
ISIN:	US2971781057

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Keith R. Guericke	Mgmt	For	For

	Maria R. Hawthorne	Mgmt	For	For

	Amal M. Johnson	Mgmt	For	For

	Mary Kasaris	Mgmt	For	For

	Irving F. Lyons, III	Mgmt	For	For

	George M. Marcus	Mgmt	For	For

	Thomas E. Robinson	Mgmt	For	For

	Michael J. Schall	Mgmt	For	For

	Byron A. Scordelis	Mgmt	For	For

2.	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2021.	Mgmt	For	For

3.	Advisory vote to approve the Company’s named executive officer compensation.	Mgmt	For	For

EXXON MOBIL CORPORATION		Agenda Number: 935378338
Security:	30231G102
Meeting Type:	Annual
Meeting Date:	26-May-2021
Ticker:	XOM
ISIN:	US30231G1022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Michael J. Angelakis	Mgmt	For	For

	Susan K. Avery	Mgmt	For	For

	Angela F. Braly	Mgmt	For	For

	Ursula M. Burns	Mgmt	For	For

	Kenneth C. Frazier	Mgmt	For	For

	Joseph L. Hooley	Mgmt	For	For

	Steven A. Kandarian	Mgmt	For	For

	Douglas R. Oberhelman	Mgmt	For	For

	Samuel J. Palmisano	Mgmt	For	For

	Jeffrey W. Ubben	Mgmt	For	For

	Darren W. Woods	Mgmt	For	For

	Wan Zulkiflee	Mgmt	For	For

2.	Ratification of Independent Auditors.	Mgmt	For	For

3.	Advisory Vote to Approve Executive Compensation.	Mgmt	For	For

4.	Independent Chairman.	Shr	Against	For

5.	Special Shareholder Meetings.	Shr	Against	For

6.	Report on Scenario Analysis.	Shr	Against	For

7.	Report on Environmental Expenditures.	Shr	Against	For

8.	Report on Political Contributions.	Shr	For	Against

9.	Report on Lobbying.	Shr	For	Against

10.	Report on Climate Lobbying.	Shr	Against	For

FACEBOOK, INC.		Agenda Number: 935395891
Security:	30303M102
Meeting Type:	Annual
Meeting Date:	26-May-2021
Ticker:	FB
ISIN:	US30303M1027

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Peggy Alford	Mgmt	For	For

	Marc L. Andreessen	Mgmt	For	For

	Andrew W. Houston	Mgmt	For	For

	Nancy Killefer	Mgmt	For	For

	Robert M. Kimmitt	Mgmt	For	For

	Sheryl K. Sandberg	Mgmt	For	For

	Peter A. Thiel	Mgmt	For	For

	Tracey T. Travis	Mgmt	For	For

	Mark Zuckerberg	Mgmt	For	For

2.	To ratify the appointment of Ernst & Young LLP as Facebook, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve an amendment to the director compensation policy.	Mgmt	For	For

4.	A shareholder proposal regarding dual class capital structure.	Shr	Against	For

5.	A shareholder proposal regarding an independent chair.	Shr	Against	For

6.	A shareholder proposal regarding child exploitation.	Shr	Against	For

7.	A shareholder proposal regarding human/civil rights expert on board.	Shr	Against	For

8.	A shareholder proposal regarding platform misuse.	Shr	For	Against

9.	A shareholder proposal regarding public benefit corporation.	Shr	Against	For

FEDERAL REALTY INVESTMENT TRUST		Agenda Number: 935358211
Security:	313747206
Meeting Type:	Annual
Meeting Date:	05-May-2021
Ticker:	FRT
ISIN:	US3137472060

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Trustee: David W. Faeder	Mgmt	For	For

1.2	Election of Trustee: Elizabeth I. Holland	Mgmt	For	For

1.3	Election of Trustee: Nicole Y. Lamb-Hale	Mgmt	For	For

1.4	Election of Trustee: Anthony P. Nader, III	Mgmt	For	For

1.5	Election of Trustee: Mark S. Ordan	Mgmt	For	For

1.6	Election of Trustee: Gail P. Steinel	Mgmt	For	For

1.7	Election of Trustee: Donald C. Wood	Mgmt	For	For

2.	To hold an advisory vote approving the compensation of our named executive officers.	Mgmt	For	For

3.	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

FEDEX CORPORATION		Agenda Number: 935258346
Security:	31428X106
Meeting Type:	Annual
Meeting Date:	21-Sep-2020
Ticker:	FDX
ISIN:	US31428X1063

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: MARVIN R. ELLISON	Mgmt	For	For

1B.	Election of Director: SUSAN PATRICIA GRIFFITH	Mgmt	For	For

1C.	Election of Director: JOHN C. (“CHRIS”) INGLIS	Mgmt	For	For

1D.	Election of Director: KIMBERLY A. JABAL	Mgmt	For	For

1E.	Election of Director: SHIRLEY ANN JACKSON	Mgmt	For	For

1F.	Election of Director: R. BRAD MARTIN	Mgmt	For	For

1G.	Election of Director: JOSHUA COOPER RAMO	Mgmt	For	For

1H.	Election of Director: SUSAN C. SCHWAB	Mgmt	For	For

1I.	Election of Director: FREDERICK W. SMITH	Mgmt	For	For

1J.	Election of Director: DAVID P. STEINER	Mgmt	For	For

1K.	Election of Director: RAJESH SUBRAMANIAM	Mgmt	For	For

1L.	Election of Director: PAUL S. WALSH	Mgmt	For	For

2.	Advisory vote to approve named executive officer compensation.	Mgmt	For	For

3.	Ratify the appointment of Ernst & Young LLP as FedEx’s independent registered public accounting firm for fiscal year 2021.	Mgmt	For	For

4.	Stockholder proposal regarding lobbying activity and expenditure report.	Shr	Against	For

5.	Stockholder proposal regarding political disclosure.	Shr	Against	For

6.	Stockholder proposal regarding employee representation on the Board of Directors.	Shr	Against	For

7.	Stockholder proposal regarding shareholder right to act by written consent.	Shr	Against	For

8.	Stockholder proposal regarding integrating ESG metrics into executive compensation.	Shr	Against	For

FIRST REPUBLIC BANK		Agenda Number: 935361523
Security:	33616C100
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	FRC
ISIN:	US33616C1009

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: James H. Herbert, II	Mgmt	For	For

1B.	Election of Director: Katherine August-deWilde	Mgmt	For	For

1C.	Election of Director: Hafize Gaye Erkan	Mgmt	For	For

1D.	Election of Director: Frank J. Fahrenkopf, Jr.	Mgmt	For	For

1E.	Election of Director: Boris Groysberg	Mgmt	For	For

1F.	Election of Director: Sandra R. Hernández	Mgmt	For	For

1G.	Election of Director: Pamela J. Joyner	Mgmt	For	For

1H.	Election of Director: Reynold Levy	Mgmt	For	For

1I.	Election of Director: Duncan L. Niederauer	Mgmt	For	For

1J.	Election of Director: George G.C. Parker	Mgmt	For	For

2.	To ratify KPMG LLP as the independent registered public accounting firm of First Republic Bank for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve, by advisory (non-binding) vote, the compensation of our executive officers (“say on pay” vote).	Mgmt	For	For

FLUOR CORPORATION		Agenda Number: 935283058
Security:	343412102
Meeting Type:	Annual
Meeting Date:	24-Nov-2020
Ticker:	FLR
ISIN:	US3434121022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Alan M. Bennett	Mgmt	For	For

1b.	Election of Director: Rosemary T. Berkery	Mgmt	For	For

1c.	Election of Director: Alan L. Boeckmann	Mgmt	For	For

1d.	Election of Director: David E. Constable	Mgmt	For	For

1e.	Election of Director: H. Paulett Eberhart	Mgmt	For	For

1f.	Election of Director: Peter J. Fluor	Mgmt	For	For

1g.	Election of Director: James T. Hackett	Mgmt	For	For

1h.	Election of Director: Carlos M. Hernandez	Mgmt	For	For

1i.	Election of Director: Thomas C. Leppert	Mgmt	For	For

1j.	Election of Director: Teri P. McClure	Mgmt	For	For

1k.	Election of Director: Armando J. Olivera	Mgmt	For	For

1l.	Election of Director: Matthew K. Rose	Mgmt	For	For

2.	An advisory vote to approve the company’s executive compensation.	Mgmt	For	For

3.	The approval of the Fluor Corporation 2020 Performance Incentive Plan.	Mgmt	For	For

4.	The ratification of the appointment by our Audit Committee of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2020.	Mgmt	For	For

FLUOR CORPORATION		Agenda Number: 935353071
Security:	343412102
Meeting Type:	Annual
Meeting Date:	06-May-2021
Ticker:	FLR
ISIN:	US3434121022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Alan M. Bennett	Mgmt	For	For

1B.	Election of Director: Rosemary T. Berkery	Mgmt	For	For

1C.	Election of Director: Alan L. Boeckmann	Mgmt	For	For

1D.	Election of Director: David E. Constable	Mgmt	For	For

1E.	Election of Director: H. Paulett Eberhart	Mgmt	For	For

1F.	Election of Director: James T. Hackett	Mgmt	For	For

1G.	Election of Director: Thomas C. Leppert	Mgmt	For	For

1H.	Election of Director: Teri P. McClure	Mgmt	For	For

1I.	Election of Director: Armando J. Olivera	Mgmt	For	For

1J	Election of Director: Matthew K. Rose	Mgmt	For	For

2.	An advisory vote to approve the company’s executive compensation.	Mgmt	For	For

3.	The ratification of the appointment by our Audit Committee of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

FRANKLIN STREET PROPERTIES CORP.		Agenda Number: 935349755
Security:	35471R106
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	FSP
ISIN:	US35471R1068

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director to serve for a term expiring at the 2022 Annual Meeting of Stockholders: George J. Carter	Mgmt	For	For

1B.	Election of Director to serve for a term expiring at the 2022 Annual Meeting of Stockholders: Georgia Murray	Mgmt	For	For

1C.	Election of Director to serve for a term expiring at the 2022 Annual Meeting of Stockholders: John N. Burke	Mgmt	For	For

1D.	Election of Director to serve for a term expiring at the 2022 Annual Meeting of Stockholders: Kenneth A. Hoxsie	Mgmt	For	For

1E.	Election of Director to serve for a term expiring at the 2022 Annual Meeting of Stockholders: Kathryn P. O’Neil	Mgmt	For	For

2.	To ratify the Audit Committee’s appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	To approve, by non-binding vote, our executive compensation.	Mgmt	For	For

FREEPORT-MCMORAN INC.		Agenda Number: 935412762
Security:	35671D857
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	FCX
ISIN:	US35671D8570

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: David P. Abney	Mgmt	For	For

1.2	Election of Director: Richard C. Adkerson	Mgmt	For	For

1.3	Election of Director: Robert W. Dudley	Mgmt	For	For

1.4	Election of Director: Lydia H. Kennard	Mgmt	For	For

1.5	Election of Director: Dustan E. McCoy	Mgmt	For	For

1.6	Election of Director: John J. Stephens	Mgmt	For	For

1.7	Election of Director: Frances Fragos Townsend	Mgmt	For	For

2.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

HIGHWOODS PROPERTIES, INC.		Agenda Number: 935364012
Security:	431284108
Meeting Type:	Annual
Meeting Date:	11-May-2021
Ticker:	HIW
ISIN:	US4312841087

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Charles A. Anderson	Mgmt	For	For

	Gene H. Anderson	Mgmt	For	For

	Thomas P. Anderson	Mgmt	For	For

	Carlos E. Evans	Mgmt	For	For

	David L. Gadis	Mgmt	For	For

	David J. Hartzell	Mgmt	For	For

	Sherry A. Kellett	Mgmt	For	For

	Theodore J. Klinck	Mgmt	For	For

	Anne H. Lloyd	Mgmt	For	For

2.	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2021.	Mgmt	For	For

3.	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Mgmt	For	For

4.	APPROVAL OF THE 2021 LONG-TERM EQUITY INCENTIVE PLAN.	Mgmt	For	For

HOLLYFRONTIER CORPORATION		Agenda Number: 935360216
Security:	436106108
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	HFC
ISIN:	US4361061082

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Anne-Marie N.Ainsworth	Mgmt	For	For

1B.	Election of Director: Anna C. Catalano	Mgmt	For	For

1C.	Election of Director: Leldon E. Echols	Mgmt	For	For

1D.	Election of Director: Manuel J. Fernandez	Mgmt	For	For

1E.	Election of Director: Michael C. Jennings	Mgmt	For	For

1F.	Election of Director: R. Craig Knocke	Mgmt	For	For

1G.	Election of Director: Robert J. Kostelnik	Mgmt	For	For

1H.	Election of Director: James H. Lee	Mgmt	For	For

1I.	Election of Director: Franklin Myers	Mgmt	For	For

1J.	Election of Director: Michael E. Rose	Mgmt	For	For

2.	Approval, on an advisory basis, of the compensation of the Company’s named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of Ernst & Young LLP as the Company’s registered public accounting firm for the 2021 fiscal year.	Mgmt	For	For

4.	Stockholder proposal for simple majority vote, if properly presented at the Annual Meeting.	Shr	Against	For

ILLINOIS TOOL WORKS INC.		Agenda Number: 935361509
Security:	452308109
Meeting Type:	Annual
Meeting Date:	07-May-2021
Ticker:	ITW
ISIN:	US4523081093

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Daniel J. Brutto	Mgmt	For	For

1B.	Election of Director: Susan Crown	Mgmt	For	For

1C.	Election of Director: Darrell L. Ford	Mgmt	For	For

1D.	Election of Director: James W. Griffith	Mgmt	For	For

1E.	Election of Director: Jay L. Henderson	Mgmt	For	For

1F.	Election of Director: Richard H. Lenny	Mgmt	For	For

1G.	Election of Director: E. Scott Santi	Mgmt	For	For

1H.	Election of Director: David B. Smith, Jr.	Mgmt	For	For

1I.	Election of Director: Pamela B. Strobel	Mgmt	For	For

1J.	Election of Director: Anré D. Williams	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as ITW’s independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Advisory vote to approve compensation of ITW’s named executive officers.	Mgmt	For	For

4.	A non-binding stockholder proposal, if properly presented at the meeting, to permit stockholders to act by written consent.	Shr	Against	For

INTEL CORPORATION		Agenda Number: 935369012
Security:	458140100
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	INTC
ISIN:	US4581401001

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Patrick P. Gelsinger	Mgmt	For	For

1B.	Election of Director: James J. Goetz	Mgmt	For	For

1C.	Election of Director: Alyssa Henry	Mgmt	For	For

1D.	Election of Director: Omar Ishrak	Mgmt	For	For

1E.	Election of Director: Risa Lavizzo-Mourey	Mgmt	For	For

1F.	Election of Director: Tsu-Jae King Liu	Mgmt	For	For

1G.	Election of Director: Gregory D. Smith	Mgmt	For	For

1H.	Election of Director: Dion J. Weisler	Mgmt	For	For

1I.	Election of Director: Frank D. Yeary	Mgmt	For	For

2.	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Advisory vote to approve executive compensation of our listed officers.	Mgmt	For	For

4.	Stockholder proposal on whether to allow stockholders to act by written consent, if properly presented at the meeting.	Shr	Against	For

5.	Stockholder proposal requesting a report on median pay gaps across race and gender, if properly presented at the meeting.	Shr	Against	For

6.	Stockholder proposal requesting a report on whether written policies or unwritten norms at the company reinforce racism in company culture, if properly presented at the meeting.	Shr	Against	For

IPG PHOTONICS CORPORATION		Agenda Number: 935389014
Security:	44980X109
Meeting Type:	Annual
Meeting Date:	25-May-2021
Ticker:	IPGP
ISIN:	US44980X1090

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Valentin P. Gapontsev, Ph.D.	Mgmt	For	For

1.2	Election of Director: Eugene A. Scherbakov, Ph.D.	Mgmt	For	For

1.3	Election of Director: Michael C. Child	Mgmt	For	For

1.4	Election of Director: Jeanmarie F. Desmond	Mgmt	For	For

1.5	Election of Director: Gregory P. Dougherty	Mgmt	For	For

1.6	Election of Director: Eric Meurice	Mgmt	For	For

1.7	Election of Director: Natalia Pavlova	Mgmt	For	For

1.8	Election of Director: John R. Peeler	Mgmt	For	For

1.9	Election of Director: Thomas J. Seifert	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

IRET DBA CENTERSPACE		Agenda Number: 935381195
Security:	15202L107
Meeting Type:	Annual
Meeting Date:	18-May-2021
Ticker:	CSR
ISIN:	US15202L1070

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Jeffrey P. Caira	Mgmt	For	For

1B.	Election of Director: Michael T. Dance	Mgmt	For	For

1C.	Election of Director: Mark O. Decker, Jr.	Mgmt	For	For

1D.	Election of Director: Emily Nagle Green	Mgmt	For	For

1E.	Election of Director: Linda J. Hall	Mgmt	For	For

1F.	Election of Director: John A. Schissel	Mgmt	For	For

1G.	Election of Director: Mary J. Twinem	Mgmt	For	For

2.	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Mgmt	For	For

3.	APPROVAL OF AMENDMENT TO ARTICLES OF AMENDMENT AND THIRD RESTATED DECLARATION OF TRUST OF INVESTORS REAL ESTATE TRUST, AS AMENDED, TO CHANGE THE NAME OF THE COMPANY FROM INVESTORS REAL ESTATE TRUST TO CENTERSPACE.	Mgmt	For	For

4.	APPROVAL OF AMENDMENT TO THE AMENDED AND RESTATED 2015 INCENTIVE PLAN.	Mgmt	For	For

5.	RATIFICATION OF SELECTION OF GRANT THORNTON AS THE COMPANY’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.	Mgmt	For	For

KANSAS CITY SOUTHERN		Agenda Number: 935380977
Security:	485170302
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	KSU
ISIN:	US4851703029

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lydia I. Beebe	Mgmt	For	For

1B.	Election of Director: Lu M. Córdova	Mgmt	For	For

1C.	Election of Director: Robert J. Druten	Mgmt	For	For

1D.	Election of Director: Antonio O. Garza, Jr.	Mgmt	For	For

1E.	Election of Director: David Garza-Santos	Mgmt	For	For

1F.	Election of Director: Janet H. Kennedy	Mgmt	For	For

1G.	Election of Director: Mitchell J. Krebs	Mgmt	For	For

1H.	Election of Director: Henry J. Maier	Mgmt	For	For

1I.	Election of Director: Thomas A. McDonnell	Mgmt	For	For

1J.	Election of Director: Patrick J. Ottensmeyer	Mgmt	For	For

2.	Ratification of the Audit Committee’s selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	An Advisory vote to approve the 2020 compensation of our named executive officers.	Mgmt	For	For

KEYCORP		Agenda Number: 935364959
Security:	493267108
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	KEY
ISIN:	US4932671088

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1a.	Election of Director: Bruce D. Broussard	Mgmt	For	For

1b.	Election of Director: Alexander M. Cutler	Mgmt	For	For

1c.	Election of Director: H. James Dallas	Mgmt	For	For

1d.	Election of Director: Elizabeth R. Gile	Mgmt	For	For

1e.	Election of Director: Ruth Ann M. Gillis	Mgmt	For	For

1f.	Election of Director: Christopher M. Gorman	Mgmt	For	For

1g.	Election of Director: Robin N. Hayes	Mgmt	For	For

1h.	Election of Director: Carlton L. Highsmith	Mgmt	For	For

1i.	Election of Director: Richard J. Hipple	Mgmt	For	For

1j.	Election of Director: Devina A. Rankin	Mgmt	For	For

1k.	Election of Director: Barbara R. Snyder	Mgmt	For	For

1l.	Election of Director: Todd J. Vasos	Mgmt	For	For

1m.	Election of Director: David K. Wilson	Mgmt	For	For

2.	Ratification of the appointment of independent auditor.	Mgmt	For	For

3.	Advisory approval of executive compensation.	Mgmt	For	For

4.	Approval of KeyCorp Second Amended and Restated Discounted Stock Purchase Plan.	Mgmt	For	For

5.	Management proposal to reduce the ownership threshold to call a special shareholder meeting.	Mgmt	For	For

KIMCO REALTY CORPORATION		Agenda Number: 935348044
Security:	49446R109
Meeting Type:	Annual
Meeting Date:	27-Apr-2021
Ticker:	KIM
ISIN:	US49446R1095

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Milton Cooper	Mgmt	For	For

1B.	Election of Director: Philip E. Coviello	Mgmt	For	For

1C.	Election of Director: Conor C. Flynn	Mgmt	For	For

1D.	Election of Director: Frank Lourenso	Mgmt	For	For

1E.	Election of Director: Henry Moniz	Mgmt	For	For

1F.	Election of Director: Mary Hogan Preusse	Mgmt	For	For

1G.	Election of Director: Valerie Richardson	Mgmt	For	For

1H.	Election of Director: Richard B. Saltzman	Mgmt	For	For

2.	THE ADVISORY RESOLUTION TO APPROVE THE COMPANY’S EXECUTIVE COMPENSATION (AS MORE PARTICULARLY DESCRIBED IN THE PROXY STATEMENT).	Mgmt	For	For

3.	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2021 (AS MORE PARTICULARLY DESCRIBED IN THE PROXY STATEMENT).	Mgmt	For	For

LENNAR CORPORATION		Agenda Number: 935339300
Security:	526057104
Meeting Type:	Annual
Meeting Date:	07-Apr-2021
Ticker:	LEN
ISIN:	US5260571048

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director to serve until the 2022 Annual Meeting: Amy Banse	Mgmt	For	For

1B.	Election of Director to serve until the 2022 Annual Meeting: Rick Beckwitt	Mgmt	For	For

1C.	Election of Director to serve until the 2022 Annual Meeting: Steven L. Gerard	Mgmt	For	For

1D.	Election of Director to serve until the 2022 Annual Meeting: Tig Gilliam	Mgmt	For	For

1E.	Election of Director to serve until the 2022 Annual Meeting: Sherrill W. Hudson	Mgmt	For	For

1F.	Election of Director to serve until the 2022 Annual Meeting: Jonathan M. Jaffe	Mgmt	For	For

1G.	Election of Director to serve until the 2022 Annual Meeting: Sidney Lapidus	Mgmt	For	For

1H.	Election of Director to serve until the 2022 Annual Meeting: Teri P. McClure	Mgmt	For	For

1I.	Election of Director to serve until the 2022 Annual Meeting: Stuart Miller	Mgmt	For	For

1J.	Election of Director to serve until the 2022 Annual Meeting: Armando Olivera	Mgmt	For	For

1K.	Election of Director to serve until the 2022 Annual Meeting: Jeffrey Sonnenfeld	Mgmt	For	For

2.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending November 30, 2021.	Mgmt	For	For

4.	Approval of a stockholder proposal regarding our common stock voting structure.	Shr	Against	For

LOCKHEED MARTIN CORPORATION		Agenda Number: 935349933
Security:	539830109
Meeting Type:	Annual
Meeting Date:	22-Apr-2021
Ticker:	LMT
ISIN:	US5398301094

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Daniel F. Akerson	Mgmt	For	For

1B.	Election of Director: David B. Burritt	Mgmt	For	For

1C.	Election of Director: Bruce A. Carlson	Mgmt	For	For

1D.	Election of Director: Joseph F. Dunford, Jr.	Mgmt	For	For

1E.	Election of Director: James O. Ellis, Jr.	Mgmt	For	For

1F.	Election of Director: Thomas J. Falk	Mgmt	For	For

1G.	Election of Director: Ilene S. Gordon	Mgmt	For	For

1H.	Election of Director: Vicki A. Hollub	Mgmt	For	For

1I.	Election of Director: Jeh C. Johnson	Mgmt	For	For

1J.	Election of Director: Debra L. Reed-Klages	Mgmt	For	For

1K.	Election of Director: James D. Taiclet	Mgmt	For	For

2.	Ratification of Appointment of Ernst & Young LLP as Independent Auditors for 2021.	Mgmt	For	For

3.	Advisory Vote to Approve the Compensation of our Named Executive Officers (Say-on-Pay).	Mgmt	For	For

4.	Stockholder Proposal to Adopt Stockholder Action By Written Consent.	Shr	Against	For

5.	Stockholder Proposal to issue a Report on Human Rights Due Diligence.	Shr	Against	For

MORGAN STANLEY		Agenda Number: 935372312
Security:	617446448
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	MS
ISIN:	US6174464486

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Elizabeth Corley	Mgmt	For	For

1B.	Election of Director: Alistair Darling	Mgmt	For	For

1C.	Election of Director: Thomas H. Glocer	Mgmt	For	For

1D.	Election of Director: James P. Gorman	Mgmt	For	For

1E.	Election of Director: Robert H. Herz	Mgmt	For	For

1F.	Election of Director: Nobuyuki Hirano	Mgmt	For	For

1G.	Election of Director: Hironori Kamezawa	Mgmt	For	For

1H.	Election of Director: Shelley B. Leibowitz	Mgmt	For	For

1I.	Election of Director: Stephen J. Luczo	Mgmt	For	For

1J.	Election of Director: Jami Miscik	Mgmt	For	For

1K.	Election of Director: Dennis M. Nally	Mgmt	For	For

1L.	Election of Director: Mary L. Schapiro	Mgmt	For	For

1M.	Election of Director: Perry M. Traquina	Mgmt	For	For

1N.	Election of Director: Rayford Wilkins, Jr.	Mgmt	For	For

2.	To ratify the appointment of Deloitte & Touche LLP as independent auditor.	Mgmt	For	For

3.	To approve the compensation of executives as disclosed in the proxy statement (non-binding advisory vote).	Mgmt	For	For

4.	To approve the amended and restated Equity Incentive Compensation Plan.	Mgmt	For	For

MURPHY OIL CORPORATION		Agenda Number: 935367020
Security:	626717102
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	MUR
ISIN:	US6267171022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: T.J. Collins	Mgmt	For	For

1B.	Election of Director: S.A. Cossé	Mgmt	For	For

1C.	Election of Director: C.P. Deming	Mgmt	For	For

1D.	Election of Director: L.R. Dickerson	Mgmt	For	For

1E.	Election of Director: R.W. Jenkins	Mgmt	For	For

1F.	Election of Director: E.W. Keller	Mgmt	For	For

1G.	Election of Director: J.V. Kelley	Mgmt	For	For

1H.	Election of Director: R.M. Murphy	Mgmt	For	For

1I.	Election of Director: J.W. Nolan	Mgmt	For	For

1J.	Election of Director: R.N. Ryan, Jr.	Mgmt	For	For

1K.	Election of Director: N.E. Schmale	Mgmt	For	For

1L.	Election of Director: L.A. Sugg	Mgmt	For	For

2.	Advisory vote on executive compensation.	Mgmt	For	For

3.	Approval of the proposed 2021 Stock Plan for Non-Employee Directors.	Mgmt	For	For

4.	Approval of the appointment of KPMG LLP as independent registered public accounting firm for 2021.	Mgmt	For	For

NUCOR CORPORATION		Agenda Number: 935365165
Security:	670346105
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	NUE
ISIN:	US6703461052

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Patrick J. Dempsey	Mgmt	For	For

	Christopher J. Kearney	Mgmt	For	For

	Laurette T. Koellner	Mgmt	For	For

	Joseph D. Rupp	Mgmt	For	For

	Leon J. Topalian	Mgmt	For	For

	John H. Walker	Mgmt	For	For

	Nadja Y. West	Mgmt	For	For

2.	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor’s independent registered public accounting firm for 2021.	Mgmt	For	For

3.	Approval, on an advisory basis, of Nucor’s named executive officer compensation in 2020.	Mgmt	For	For

NUTRIEN LTD. (THE “CORPORATION”)		Agenda Number: 935388199
Security:	67077M108
Meeting Type:	Annual
Meeting Date:	17-May-2021
Ticker:	NTR
ISIN:	CA67077M1086

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1	DIRECTOR

	Christopher M. Burley	Mgmt	For	For

	Maura J. Clark	Mgmt	For	For

	Russell K. Girling	Mgmt	For	For

	Miranda C. Hubbs	Mgmt	For	For

	Raj S. Kushwaha	Mgmt	For	For

	Alice D. Laberge	Mgmt	For	For

	Consuelo E. Madere	Mgmt	For	For

	Charles V. Magro	Mgmt	For	For

	Keith G. Martell	Mgmt	For	For

	Aaron W. Regent	Mgmt	For	For

	Mayo M. Schmidt	Mgmt	For	For

	Nelson Luiz Costa Silva	Mgmt	For	For

2	Re-appointment of KPMG LLP, Chartered Accountants, as auditor of the Corporation.	Mgmt	For	For

3	A non-binding advisory resolution to accept the Corporation’s approach to executive compensation.	Mgmt	For	For

NVIDIA CORPORATION		Agenda Number: 935402343
Security:	67066G104
Meeting Type:	Annual
Meeting Date:	03-Jun-2021
Ticker:	NVDA
ISIN:	US67066G1040

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Robert K. Burgess	Mgmt	For	For

1B.	Election of Director: Tench Coxe	Mgmt	For	For

1C.	Election of Director: John O. Dabiri	Mgmt	For	For

1D.	Election of Director: Persis S. Drell	Mgmt	For	For

1E.	Election of Director: Jen-Hsun Huang	Mgmt	For	For

1F.	Election of Director: Dawn Hudson	Mgmt	For	For

1G.	Election of Director: Harvey C. Jones	Mgmt	For	For

1H.	Election of Director: Michael G. McCaffery	Mgmt	For	For

1I.	Election of Director: Stephen C. Neal	Mgmt	For	For

1J.	Election of Director: Mark L. Perry	Mgmt	For	For

1K.	Election of Director: A. Brooke Seawell	Mgmt	For	For

1L.	Election of Director: Aarti Shah	Mgmt	For	For

1M.	Election of Director: Mark A. Stevens	Mgmt	For	For

2.	Approval of our executive compensation.	Mgmt	For	For

3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2022.	Mgmt	For	For

4.	Approval of an amendment to our charter to increase the number of authorized shares of common stock from 2 billion shares to 4 billion shares.	Mgmt	For	For

OCCIDENTAL PETROLEUM CORPORATION		Agenda Number:935359364
Security:	674599105
Meeting Type:	Annual
Meeting Date:	07-May-2021
Ticker:	OXY
ISIN:	US6745991058

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Stephen I. Chazen	Mgmt	For	For

1B.	Election of Director: Andrew Gould	Mgmt	For	For

1C.	Election of Director: Carlos M. Gutierrez	Mgmt	For	For

1D.	Election of Director: Vicki Hollub	Mgmt	For	For

1E.	Election of Director: Gary Hu	Mgmt	For	For

1F.	Election of Director: William R. Klesse	Mgmt	For	For

1G.	Election of Director: Andrew N. Langham	Mgmt	For	For

1H.	Election of Director: Jack B. Moore	Mgmt	For	For

1I.	Election of Director: Margarita Paláu-Hernández	Mgmt	For	For

1J.	Election of Director: Avedick B. Poladian	Mgmt	For	For

1K.	Election of Director: Robert M. Shearer	Mgmt	For	For

2.	Advisory Vote to Approve Named Executive Officer Compensation.	Mgmt	For	For

3.	Ratification of Selection of KPMG as Occidental’s Independent Auditor.	Mgmt	For	For

OUTFRONT MEDIA INC.		Agenda Number: 935402723
Security:	69007J106
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	OUT
ISIN:	US69007J1060

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Class I Director: Manuel A. Diaz	Mgmt	For	For

1.2	Election of Class I Director: Michael J. Dominguez	Mgmt	For	For

1.3	Election of Class I Director: Peter Mathes	Mgmt	For	For

1.4	Election of Class I Director: Susan M. Tolson	Mgmt	For	For

2.	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as OUTFRONT Media Inc.’s independent registered public accounting firm for fiscal year 2021.	Mgmt	For	For

3.	Approval, on a non-binding advisory basis, of the compensation of OUTFRONT Media Inc.’s named executive officers.	Mgmt	For	For

4.	Determination, on a non-binding advisory basis, as to whether a non-binding advisory vote to approve the compensation of OUTFRONT Media Inc.’s named executive officers should occur every one, two or three years.	Mgmt	1 Year	For

OVINTIV INC.		Agenda Number: 935351053
Security:	69047Q102
Meeting Type:	Annual
Meeting Date:	28-Apr-2021
Ticker:	OVV
ISIN:	US69047Q1022

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Peter A. Dea	Mgmt	For	For

1B.	Election of Director: Meg A. Gentle	Mgmt	For	For

1C.	Election of Director: Howard J. Mayson	Mgmt	For	For

1D.	Election of Director: Lee A. McIntire	Mgmt	For	For

1E.	Election of Director: Katherine L. Minyard	Mgmt	For	For

1F.	Election of Director: Steven W. Nance	Mgmt	For	For

1G.	Election of Director: Suzanne P. Nimocks	Mgmt	For	For

1H.	Election of Director: Thomas G. Ricks	Mgmt	For	For

1I.	Election of Director: Brian G. Shaw	Mgmt	For	For

1J.	Election of Director: Douglas J. Suttles	Mgmt	For	For

1K.	Election of Director: Bruce G. Waterman	Mgmt	For	For

2.	Advisory Vote to Approve Compensation of Named Executive Officers.	Mgmt	For	For

3.	Ratify PricewaterhouseCoopers LLP as Independent Auditors.	Mgmt	For	For

PALANTIR TECHNOLOGIES INC.		Agenda Number: 935420012
Security:	69608A108
Meeting Type:	Annual
Meeting Date:	08-Jun-2021
Ticker:	PLTR
ISIN:	US69608A1088

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Alexander Karp	Mgmt	For	For

	Stephen Cohen	Mgmt	For	For

	Peter Thiel	Mgmt	For	For

	Alexander Moore	Mgmt	For	For

	Spencer Rascoff	Mgmt	For	For

	Alexandra Schiff	Mgmt	For	For

	Lauren Friedman Stat	Mgmt	For	For

2.	Advisory vote on frequency of executive compensation votes.	Mgmt	1 Year	Against

3.	Ratification of the appointment of Ernst & Young LLP as Palantir’s independent registered public accounting firm for 2021.	Mgmt	For	For

PARKER-HANNIFIN CORPORATION		Agenda Number: 935278487
Security:	701094104
Meeting Type:	Annual
Meeting Date:	28-Oct-2020
Ticker:	PH
ISIN:	US7010941042

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lee C. Banks	Mgmt	For	For

1B.	Election of Director: Robert G. Bohn	Mgmt	For	For

1C.	Election of Director: Linda A. Harty	Mgmt	For	For

1D.	Election of Director: Kevin A. Lobo	Mgmt	For	For

1E.	Election of Director: Candy M. Obourn	Mgmt	For	For

1F.	Election of Director: Joseph Scaminace	Mgmt	For	For

1G.	Election of Director: Åke Svensson	Mgmt	For	For

1H.	Election of Director: Laura K. Thompson	Mgmt	For	For

1I.	Election of Director: James R. Verrier	Mgmt	For	For

1J.	Election of Director: James L. Wainscott	Mgmt	For	For

1K.	Election of Director: Thomas L. Williams	Mgmt	For	For

2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2021.	Mgmt	For	For

3.	Approval of, on a non-binding, advisory basis, the compensation of our Named Executive Officers.	Mgmt	For	For

PERSONALIS, INC.		Agenda Number: 935366597
Security:	71535D106
Meeting Type:	Annual
Meeting Date:	14-May-2021
Ticker:	PSNL
ISIN:	US71535D1063

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Class II Director: John West	Mgmt	For	For

1.2	Election of Class II Director: Alan Colowick, M.D.	Mgmt	For	For

2.	Ratification of the selection by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

PHILLIPS 66		Agenda Number: 935362133
Security:	718546104
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	PSX
ISIN:	US7185461040

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director for a term of office expiring at the 2024 annual meeting of shareholder: Julie L. Bushman	Mgmt	For	For

1B.	Election of Director for a term of office expiring at the 2024 annual meeting of shareholder: Lisa A. Davis	Mgmt	For	For

2.	Management proposal for the annual election of directors.	Mgmt	For	For

3.	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for fiscal year 2021.	Mgmt	For	For

4.	Advisory vote to approve our executive compensation.	Mgmt	For	For

5.	Shareholder proposal regarding greenhouse gas emissions targets.	Shr	Against	For

6.	Shareholder proposal regarding report on climate lobbying.	Shr	Against	For

PROLOGIS, INC.		Agenda Number: 935354299
Security:	74340W103
Meeting Type:	Annual
Meeting Date:	29-Apr-2021
Ticker:	PLD
ISIN:	US74340W1036

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Hamid R. Moghadam	Mgmt	For	For

1B.	Election of Director: Cristina G. Bita	Mgmt	For	For

1C.	Election of Director: George L. Fotiades	Mgmt	For	For

1D.	Election of Director: Lydia H. Kennard	Mgmt	For	For

1E.	Election of Director: Irving F. Lyons III	Mgmt	For	For

1F.	Election of Director: Avid Modjtabai	Mgmt	For	For

1G.	Election of Director: David P. O’Connor	Mgmt	For	For

1H.	Election of Director: Olivier Piani	Mgmt	For	For

1I.	Election of Director: Jeffrey L. Skelton	Mgmt	For	For

1J.	Election of Director: Carl B. Webb	Mgmt	For	For

1K.	Election of Director: William D. Zollars	Mgmt	For	For

2.	Advisory Vote to Approve the Company’s Executive Compensation for 2020.	Mgmt	For	For

3.	Ratification of the Appointment of KPMG LLP as the Company’s Independent Registered Public Accounting Firm for the Year 2021.	Mgmt	For	For

REGENCY CENTERS CORPORATION		Agenda Number: 935360634
Security:	758849103
Meeting Type:	Annual
Meeting Date:	05-May-2021
Ticker:	REG
ISIN:	US7588491032

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Martin E. Stein, Jr.	Mgmt	For	For

1B.	Election of Director: Joseph F. Azrack	Mgmt	For	For

1C.	Election of Director: Bryce Blair	Mgmt	For	For

1D.	Election of Director: C. Ronald Blankenship	Mgmt	For	For

1E.	Election of Director: Deirdre J. Evens	Mgmt	For	For

1F.	Election of Director: Thomas W. Furphy	Mgmt	For	For

1G.	Election of Director: Karin M. Klein	Mgmt	For	For

1H.	Election of Director: Peter D. Linneman	Mgmt	For	For

1I.	Election of Director: David P. O’Connor	Mgmt	For	For

1J.	Election of Director: Lisa Palmer	Mgmt	For	For

1K.	Election of Director: Thomas G. Wattles	Mgmt	For	For

2.	Adoption of an advisory resolution approving executive compensation for fiscal year 2020.	Mgmt	For	For

3.	Ratification of appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

RIO TINTO PLC		Agenda Number: 935347636
Security:	767204100
Meeting Type:	Annual
Meeting Date:	09-Apr-2021
Ticker:	RIO
ISIN:	US7672041008

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	Receipt of the 2020 Annual Report	Mgmt	For	For

2.	Approval of the Remuneration Policy	Mgmt	For	For

3.	Approval of the Directors’ Remuneration Report: Implementation Report	Mgmt	For	For

4.	Approval of the Directors’ Remuneration Report	Mgmt	For	For

5.	To re-elect Megan Clark AC as a director	Mgmt	For	For

6.	To re-elect Hinda Gharbi as a director	Mgmt	For	For

7.	To re-elect Simon Henry as a director	Mgmt	For	For

8.	To re-elect Sam Laidlaw as a director	Mgmt	For	For

9.	To re-elect Simon McKeon AO as a director	Mgmt	For	For

10.	To re-elect Jennifer Nason as a director	Mgmt	For	For

11.	To re-elect Jakob Stausholm as a director	Mgmt	For	For

12.	To re-elect Simon Thompson as a director	Mgmt	For	For

13.	To re-elect Ngaire Woods CBE as a director	Mgmt	For	For

14.	Re- appointment of auditors	Mgmt	For	For

15.	Remuneration of auditors	Mgmt	For	For

16.	Authority to make political donations	Mgmt	For	For

17.	Renewal of and amendment to the Rio Tinto Global Employee Share Plan	Mgmt	For	For

18.	Renewal of and amendment to the Rio Tinto UK Share Plan	Mgmt	For	For

19.	General authority to allot shares	Mgmt	For	For

20.	Disapplication of pre-emption rights	Mgmt	For	For

21.	Authority to purchase Rio Tinto plc shares	Mgmt	For	For

22.	Notice period for general meetings other than annual general meetings	Mgmt	For	For

RYDER SYSTEM, INC.		Agenda Number: 935352598
Security:	783549108
Meeting Type:	Annual
Meeting Date:	07-May-2021
Ticker:	R
ISIN:	US7835491082

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert J. Eck	Mgmt	For	For

1B.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert A. Hagemann	Mgmt	For	For

1C.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Michael F. Hilton	Mgmt	For	For

1D.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Tamara L. Lundgren	Mgmt	For	For

1E.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Luis P. Nieto, Jr.	Mgmt	For	For

1F.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: David G. Nord	Mgmt	For	For

1G.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Robert E. Sanchez	Mgmt	For	For

1H.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Abbie J. Smith	Mgmt	For	For

1I.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: E. Follin Smith	Mgmt	For	For

1J.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Dmitri L. Stockton	Mgmt	For	For

1K.	Election of Director For a 1-year term of office expiring at the 2022 Annual Meeting: Hansel E. Tookes, II	Mgmt	For	For

2.	Ratification of PricewaterhouseCoopers LLP as independent registered certified public accounting firm for the 2021 fiscal year.	Mgmt	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Mgmt	For	For

4.	Approval of the Amendment to the 2019 Equity and Incentive Compensation Plan.	Mgmt	For	For

5.	Shareholder proposal to vote, on an advisory basis, on a shareholder proposal regarding written consent.	Shr	Against	For

SAILPOINT TECHNOLOGIES HOLDINGS, INC.		Agenda Number: 935351394
Security:	78781P105
Meeting Type:	Annual
Meeting Date:	29-Apr-2021
Ticker:	SAIL
ISIN:	US78781P1057

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Mark D. McClain	Mgmt	For	For

	Tracey E. Newell	Mgmt	For	For

2.	Ratify the selection by the Audit Committee of our Board of Directors of Grant Thornton LLP to serve as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	Approve, on an advisory basis, our named executive officer compensation.	Mgmt	For	For

SIMON PROPERTY GROUP, INC.		Agenda Number: 935360608
Security:	828806109
Meeting Type:	Annual
Meeting Date:	12-May-2021
Ticker:	SPG
ISIN:	US8288061091

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Glyn F. Aeppel	Mgmt	For	For

1B.	Election of Director: Larry C. Glasscock	Mgmt	For	For

1C.	Election of Director: Karen N. Horn, Ph.D.	Mgmt	For	For

1D.	Election of Director: Allan Hubbard	Mgmt	For	For

1E.	Election of Director: Reuben S. Leibowitz	Mgmt	For	For

1F.	Election of Director: Gary M. Rodkin	Mgmt	For	For

1G.	Election of Director: Stefan M. Selig	Mgmt	For	For

1H.	Election of Director: Daniel C. Smith, Ph.D.	Mgmt	For	For

1I.	Election of Director: J. Albert Smith, Jr.	Mgmt	For	For

1J.	Election of Director: Marta R. Stewart	Mgmt	For	For

2.	An Advisory Vote to Approve the Compensation of our Named Executive Officers.	Mgmt	For	For

3.	Ratification of Ernst & Young LLP as our Independent Registered Public Accounting Firm for 2021.	Mgmt	For	For

SOUTH32 LIMITED		Agenda Number: 935286004
Security:	84473L105
Meeting Type:	Annual
Meeting Date:	29-Oct-2020
Ticker:	SOUHY
ISIN:	US84473L1052

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
2a.	Re-election of Mr Frank Cooper as a Director	Mgmt	No vote

2b.	Re-election of Dr Xiaoling Liu as a Director	Mgmt	No vote

2c.	Re-election of Dr Ntombifuthi (Futhi) Mtoba as a Director	Mgmt	No vote

2d.	Re-election of Ms Karen Wood as a Director	Mgmt	No vote

3.	Election of Mr. Guy Lansdown as a Director	Mgmt	No vote

4.	Adoption of the Remuneration Report	Mgmt	No vote

5.	Grant of awards to Executive Director	Mgmt	No vote

6.	Renewal of proportional takeover provisions	Mgmt	No vote

STATE STREET CORPORATION		Agenda Number: 935380408
Security:	857477103
Meeting Type:	Annual
Meeting Date:	19-May-2021
Ticker:	STT
ISIN:	US8574771031

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: P. de Saint-Aignan	Mgmt	For	For

1B.	Election of Director: M. Chandoha	Mgmt	For	For

1C.	Election of Director: A. Fawcett	Mgmt	For	For

1D.	Election of Director: W. Freda	Mgmt	For	For

1E.	Election of Director: S. Mathew	Mgmt	For	For

1F.	Election of Director: W. Meaney	Mgmt	For	For

1G.	Election of Director: R. O’Hanley	Mgmt	For	For

1H.	Election of Director: S. O’Sullivan	Mgmt	For	For

1I.	Election of Director: J. Portalatin	Mgmt	For	For

1J.	Election of Director: J. Rhea	Mgmt	For	For

1K.	Election of Director: R. Sergel	Mgmt	For	For

1L.	Election of Director: G. Summe	Mgmt	For	For

2.	To approve an advisory proposal on executive compensation.	Mgmt	For	For

3.	To ratify the selection of Ernst & Young LLP as State Street’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

4.	Shareholder proposal requesting that the board oversee a racial equity audit.	Shr	Against	For

THE CHARLES SCHWAB CORPORATION		Agenda Number: 935378302
Security:	808513105
Meeting Type:	Annual
Meeting Date:	13-May-2021
Ticker:	SCHW
ISIN:	US8085131055

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Walter W. Bettinger II	Mgmt	For	For

1B.	Election of Director: Joan T. Dea	Mgmt	For	For

1C.	Election of Director: Christopher V. Dodds	Mgmt	For	For

1D.	Election of Director: Mark A. Goldfarb	Mgmt	For	For

1E.	Election of Director: Bharat B. Masrani	Mgmt	For	For

1F.	Election of Director: Charles A. Ruffel	Mgmt	For	For

2.	Ratification of the selection of Deloitte & Touche LLP as independent auditors.	Mgmt	For	For

3.	Advisory vote to approve named executive officer compensation.	Mgmt	For	For

4.	Stockholder Proposal requesting disclosure of lobbying policy, procedures and oversight; lobbying expenditures; and participation in organizations engaged in lobbying.	Shr	For	Against

5.	Stockholder Proposal requesting declassification of the board of directors to elect each director annually.	Shr	Against	For

THE WALT DISNEY COMPANY		Agenda Number: 935328206
Security:	254687106
Meeting Type:	Annual
Meeting Date:	09-Mar-2021
Ticker:	DIS
ISIN:	US2546871060

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Susan E. Arnold	Mgmt	For	For

1B.	Election of Director: Mary T. Barra	Mgmt	For	For

1C.	Election of Director: Safra A. Catz	Mgmt	For	For

1D.	Election of Director: Robert A. Chapek	Mgmt	For	For

1E.	Election of Director: Francis A. deSouza	Mgmt	For	For

1F.	Election of Director: Michael B.G. Froman	Mgmt	For	For

1G.	Election of Director: Robert A. Iger	Mgmt	For	For

1H.	Election of Director: Maria Elena Lagomasino	Mgmt	For	For

1I.	Election of Director: Mark G. Parker	Mgmt	For	For

1J.	Election of Director: Derica W. Rice	Mgmt	For	For

2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s registered public accountants for fiscal 2021.	Mgmt	For	For

3.	To approve the advisory resolution on executive compensation.	Mgmt	For	For

4.	Shareholder proposal requesting an annual report disclosing information regarding the Company’s lobbying policies and activities.	Shr	For	Against

5.	Shareholder proposal requesting non-management employees on director nominee candidate lists.	Shr	Against	For

TWILIO INC.		Agenda Number: 935414716
Security:	90138F102
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	TWLO
ISIN:	US90138F1021

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Jeff Lawson	Mgmt	For	For

	Byron Deeter	Mgmt	For	For

	Jeffrey Epstein	Mgmt	For	For

2.	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt	For	For

3.	Approval of, on a non-binding advisory basis, the compensation of the Company’s named executive officers.	Mgmt	For	For

UDR, INC.		Agenda Number: 935387476
Security:	902653104
Meeting Type:	Annual
Meeting Date:	27-May-2021
Ticker:	UDR
ISIN:	US9026531049

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Katherine A. Cattanach	Mgmt	For	For

1B.	Election of Director: Jon A. Grove	Mgmt	For	For

1C.	Election of Director: Mary Ann King	Mgmt	For	For

1D.	Election of Director: James D. Klingbeil	Mgmt	For	For

1E.	Election of Director: Clint D. McDonnough	Mgmt	For	For

1F.	Election of Director: Robert A. McNamara	Mgmt	For	For

1G.	Election of Director: Diane M. Morefield	Mgmt	For	For

1H.	Election of Director: Mark R. Patterson	Mgmt	For	For

1I.	Election of Director: Thomas W. Toomey	Mgmt	For	For

2.	To ratify the appointment of Ernst & Young LLP to serve as independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

3.	Advisory vote to approve named executive officer compensation.	Mgmt	For	For

4.	To approve the Amended and Restated 1999 Long-Term Incentive Plan.	Mgmt	For	For

UMH PROPERTIES, INC.		Agenda Number: 935406365
Security:	903002103
Meeting Type:	Annual
Meeting Date:	16-Jun-2021
Ticker:	UMH
ISIN:	US9030021037

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Anna T. Chew	Mgmt	For	For

	Eugene W. Landy	Mgmt	For	For

	Samuel A. Landy	Mgmt	For	For

	Stuart D. Levy	Mgmt	For	For

2.	Ratification of the appointment of PKF O’Connor Davies, LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2021.	Mgmt	For	For

3.	The approval of an amendment to the Amended and Restated 2013 Incentive Award Plan.	Mgmt	For	For

URSTADT BIDDLE PROPERTIES INC.		Agenda Number: 935330023
Security:	917286205
Meeting Type:	Annual
Meeting Date:	17-Mar-2021
Ticker:	UBA
ISIN:	US9172862057

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election to serve for three years as Class III director: Catherine U. Biddle	Mgmt	For	For

1B.	Election to serve for three years as Class III director: Noble O. Carpenter, Jr.	Mgmt	For	For

1C.	Election to serve for three years as Class III director: Willis H. Stephens, Jr.	Mgmt	For	For

2.	To ratify the appointment of PKF O’Connor Davies, LLP, as the independent registered public accounting firm of the Company for one year.	Mgmt	For	For

URSTADT BIDDLE PROPERTIES INC.		Agenda Number: 935330023
Security:	917286106
Meeting Type:	Annual
Meeting Date:	17-Mar-2021
Ticker:	UBP
ISIN:	US9172861067

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election to serve for three years as Class III director: Catherine U. Biddle	Mgmt	For	For

1B.	Election to serve for three years as Class III director: Noble O. Carpenter, Jr.	Mgmt	For	For

1C.	Election to serve for three years as Class III director: Willis H. Stephens, Jr.	Mgmt	For	For

2.	To ratify the appointment of PKF O'Connor Davies, LLP, as the independent registered public accounting firm of the Company for one year.	Mgmt	For	For

VALE S.A.		Agenda Number: 935337089
Security:	91912E105
Meeting Type:	Special
Meeting Date:	12-Mar-2021
Ticker:	VALE
ISIN:	US91912E1055

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	Amendments of wording: 1a. Amendment to the wording in Article 1, head paragraph, to include the definition of Vale as “Company” and consequent amendment in subsequent provisions (Article 2, head paragraph; Article 3; Article 4; Article 5, paragraph 6; Article 6, head paragraph and paragraph 3; Article 7, IV to VI; Article 8, paragraph 2; Article 9, head paragraph; Article 10, head paragraph; Article 11, paragraphs 2 and 12; Article 12, Sole Paragraph; Article 14, I, V to IX,XI, XIII, (due to space limits, see proxy statement for full proposal).	Mgmt	For	For

2.	Change in the positions of alternate member and new rule for replacing directors: 2a. Elimination of the position of alternate member of the Board of Directors, except for the member and his or her alternate elected, in a separate vote, by the employees, according to the Management Proposal (Article 9, paragraph 1, Article 11, paragraph 2, and new, paragraphs 8, 9, and 12 of Article 11). 2b. New rule for replacement of Directors in the event of impediment/temporary absence or vacancy, (due to space limits, see proxy statement for full proposal).	Mgmt	For	For

3.	Bringing flexibility in terms of the number of members of the Board of Directors, which may be comprised of at least 11 and at most 13 members, according to the Management Proposal (head paragraph of Article 11).	Mgmt	For	For

4.	Amendments of items referring to the independence structure: 4a. Increasing the minimum number of independent members of the Board of Directors, according to the Management Proposal (Article 11, paragraph 3). 4b. According to the Management Proposal, including a new provision to define the concept of independent directors, in line with the best international practices in the market (new paragraph 4 of Article 11).	Mgmt	For	For

5.	Provisions for the Chairman and Vice-Chairman: 5a. Provision that the Chairman and Vice-Chairman of the Board of Directors be individually elected by the Shareholders’ Meeting. 5b. Consolidation of former paragraphs 5 and 6 of Article 11 into the new paragraph 8 of Article 11 to address cases of vacancy of the positions of Chairman and Vice-Chairman of the Board. 5c. Provision that the Board of Directors shall be represented externally by its Chairman or by a director appointed by the latter (new paragraph 7 of Article 11).	Mgmt	For	For

6.	Inclusion of the appointment, by the elected independent members, of a lead independent member, and provision of the respective duties, according to the Management Proposal (new paragraph 6 of Article 11).	Mgmt	For	For

7.	Inclusion of the procedure for submission of a voting list, individually, by candidate, for the election of members of the Board of Directors, according to the Management Proposal (new paragraph 10, items I, II, III, IV and VII, of Article 11).	Mgmt	For	For

8.	Provision that, for the election of members of the Board of Directors, those candidates who receive the highest number of votes in favor are considered elected, and those candidates who have more votes against than in favor are excluded, subject to the number of vacancies to be filled, according to the Management Proposal (new paragraph 10, items V and VI, of Article 11).	Mgmt	For	For

9.	Renumbering and adjustment to the wording in new paragraphs 11 and 12 of Article 11, according to the Management Proposal.	Mgmt	For	For

10.	Amendment to the head paragraph of Article 12 to reduce the number of ordinary meetings and amend the minimum number of members to call a meeting of the Board of Directors, according to the Management Proposal.	Mgmt	For	For

11.	Amendments on the responsibilities of the Board of Directors and the Executive Board: 11a. Inclusion in Article 14, item VI, of the safety of people as a factor to be considered when establishing the purpose, guidelines and strategic plan of the Company, according to the Management Proposal. 11b. Inclusion to expressly state practices already adopted by Management, for approval of the Company’s purposes, according to the Management Proposal (Article 14, item VII and Article 29, IV). (due to space limits, see proxy statement for full proposal).	Mgmt	For	For

12.	Provisions about the Committees and the committees’ coordinators coordinators: 12a. Amendment in Article 15, head paragraph, of the number of permanent advisory committees, inclusion of the Compensation scope for the Personnel and Governance Committee and inclusion of the Nomination and Innovation Committees, according to the Management Proposal. 12b. According to the Management Proposal, inclusion in Article 15, paragraph 3, to regulate how to choose the advisory committees’ coordinators.	Mgmt	For	For

13.	Amendment of Article 23, paragraph 3, to increase the term of office of the members of the Executive Board, according to the Management Proposal.	Mgmt	For	For

14.	Restatement of the By-Laws to reflect the changes approved at the Shareholders’ Meeting.	Mgmt	For	For

VALE S.A.		Agenda Number: 935403472
Security:	91912E105
Meeting Type:	Annual
Meeting Date:	30-Apr-2021
Ticker:	VALE
ISIN:	US91912E1055

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1	Resolution 1	Mgmt	For	For

2	Resolution 2	Mgmt	For	For

3	Resolution 3	Mgmt	For	For

4	Resolution 4	Mgmt	Against	For

5A	Election of Director: José Luciano Duarte Penido (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5B	Election of Director: Fernando Jorge Buso Gomes (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5C	Election of Director: Clinton James Dines (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5D	Election of Director: Eduardo de Oliveira Rodrigues Filho (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5E	Election of Director: Elaine Dorward-King (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5F	Election of Director: José Maurĺcio Pereira Coelho (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5G	Election of Director: Ken Yasuhara (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A 5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5H	Election of Director: Manuel Lino Silva de Sousa Oliveira (Ollie Oliveira) (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5I	Election of Director: Maria Fernanda dos Santos Teixeira (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5J	Election of Director: Murilo Cesar Lemos dos Santos Passos (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5K	Election of Director: Roger Allan Downey (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5L	Election of Director: Sandra Maria Guerra de Azevedo (Vale Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	For	For

5M	Election of Director: Marcelo Gasparino da Silva (Other Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	Against	Against

5N	Election of Director: Mauro Gentile Rodrigues Cunha (Other Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	Against	Against

5O	Election of Director: Rachel de Oliveira Maia (Other Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	Against	Against

5P	Election of Director: Roberto da Cunha Castello Branco (Other Nominee). (You may only vote “FOR” in up to 12 of the 16 Directors in proposals 5A-5P. Your vote will be deemed invalid for proposal 5A-5P if you vote in favor of more than 12 directors)	Mgmt	Against	Against

6	Resolution 6. (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	For	For

7A	Election of Director: José Luciano Duarte Penido (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7B	Election of Director: Fernando Jorge Buso Gomes (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7C	Election of Director: Clinton James Dines (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7D	Election of Director: Eduardo de Oliveira Rodrigues Filho (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7E	Election of Director: Elaine Dorward-King (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7F	Election of Director: José Maurício Pereira Coelho (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7G	Election of Director: Ken Yasuhara (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7H	Election of Director: Manuel Lino Silva de Sousa Oliveira (Ollie Oliveira) (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7I	Election of Director: Maria Fernanda dos Santos Teixeira (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7J	Election of Director: Murilo Cesar Lemos dos Santos Passos (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7K	Election of Director: Roger Allan Downey (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7L	Election of Director: Sandra Maria Guerra de Azevedo (Vale Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7M	Election of Director: Marcelo Gasparino da Silva (Other Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7N	Election of Director: Mauro Gentile Rodrigues Cunha (Other Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7O	Election of Director: Rachel de Oliveira Maia (Other Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

7P	Election of Director: Roberto da Cunha Castello Branco (Other Nominee). (You may only vote “FOR” proposal 6 or you may vote in 7A-7P. Your vote for these proposals will be deemed invalid if you vote in favor of both groups)	Mgmt	No vote

8	Election of Chairman of the Board of Director: José Luciano Penido (An ADS holder may only vote “FOR” in Resolution 8 or Resolution 9)	Mgmt	For	For

9	Election of Chairman of the Board of Director: Roberto Castello Branco (An ADS holder may only vote “FOR” in Resolution 8 or Resolution 9)	Mgmt	Against

10	Election of Vice-Chairman of the Board: Fernando Jorge Buso Gomes (An ADS holder may only vote “FOR” in Resolution 10 or Resolution 11)	Mgmt	For	For

11	Election of Vice-Chairman of the Board: Mauro Gentile Rodrigues Cunha (An ADS holder may only vote “FOR” in Resolution 10 or Resolution 11)	Mgmt	Against

12A	Election of the Fiscal Council by Candidate: Cristina Fontes Doherty / Nelson de Menezes Filho	Mgmt	For

12B	Election of the Fiscal Council by Candidate: Marcus Vinícius Dias Severini / Vera Elias	Mgmt	For

12C	Election of the Fiscal Council by Candidate: Marcelo Moraes/Vacant	Mgmt	For

12D	Election of the Fiscal Council by Candidate: Raphael Manhães Martins / Adriana de Andrade Solé	Mgmt	For

13	Resolution 13	Mgmt	For	For

E1	Resolution 1	Mgmt	For	For

E2	Resolution 2	Mgmt	For	For

E3	Resolution 3	Mgmt	For	For

E4	Resolution 4	Mgmt	For	For

E5	Resolution 5	Mgmt	For	For

E6	Resolution 6	Mgmt	For	For

E7	Resolution 7	Mgmt	For	For

E8	Resolution 8	Mgmt	For	For

E9	Resolution 9	Mgmt	For	For

VISA INC.		Agenda Number: 935315576
Security:	92826C839
Meeting Type:	Annual
Meeting Date:	26-Jan-2021
Ticker:	V
ISIN:	US92826C8394

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Lloyd A. Carney	Mgmt	For	For

1B.	Election of Director: Mary B. Cranston	Mgmt	For	For

1C.	Election of Director: Francisco Javier Fernández-Carbajal	Mgmt	For	For

1D.	Election of Director: Alfred F. Kelly, Jr.	Mgmt	For	For

1E.	Election of Director: Ramon Laguarta	Mgmt	For	For

1F.	Election of Director: John F. Lundgren	Mgmt	For	For

1G.	Election of Director: Robert W. Matschullat	Mgmt	For	For

1H.	Election of Director: Denise M. Morrison	Mgmt	For	For

1I.	Election of Director: Suzanne Nora Johnson	Mgmt	For	For

1J.	Election of Director: Linda J. Rendle	Mgmt	For	For

1K.	Election of Director: John A. C. Swainson	Mgmt	For	For

1L.	Election of Director: Maynard G. Webb, Jr.	Mgmt	For	For

2.	Approval, on an advisory basis, of compensation paid to our named executive officers.	Mgmt	For	For

3.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2021 fiscal year.	Mgmt	For	For

4.	Approval of the Visa Inc. 2007 Equity Incentive Compensation Plan, as amended and restated.	Mgmt	For	For

5.	Approval of an amendment to our Certificate of Incorporation to enable the adoption of a special meeting right for Class A common stockholders.	Mgmt	For	For

6.	To vote on a stockholder proposal requesting stockholders’ right to act by written consent, if properly presented.	Shr	Against	For

7.	To vote on a stockholder proposal to amend our principles of executive compensation program, if properly presented.	Shr	Against	For

VORNADO REALTY TRUST		Agenda Number: 935387781
Security:	929042109
Meeting Type:	Annual
Meeting Date:	20-May-2021
Ticker:	VNO
ISIN:	US9290421091

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR	Mgmt	For	For

	Steven Roth	Mgmt	For	For

	Candace K. Beinecke	Mgmt	For	For

	Michael D. Fascitelli	Mgmt	For	For

	Beatrice Hamza Bassey	Mgmt	For	For

	William W. Helman IV	Mgmt	For	For

	David M. Mandelbaum	Mgmt	For	For

	Mandakini Puri	Mgmt	For	For

	Daniel R. Tisch	Mgmt	For	For

	Richard R. West	Mgmt	For	For

	Russell B. Wight, Jr.	Mgmt	For	For

2.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	Mgmt	For	For

3.	NON-BINDING, ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.	Mgmt	For	For

WASHINGTON REAL ESTATE INVESTMENT TRUST		Agenda Number: 935377831
Security:	939653101
Meeting Type:	Annual
Meeting Date:	27-May-2021
Ticker:	WRE
ISIN:	US9396531017

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Trustee: Benjamin S. Butcher	Mgmt	For	For

1.2	Election of Trustee: William G. Byrnes	Mgmt	For	For

1.3	Election of Trustee: Edward S. Civera	Mgmt	For	For

1.4	Election of Trustee: Ellen M. Goitia	Mgmt	For	For

1.5	Election of Trustee: Paul T. McDermott	Mgmt	For	For

1.6	Election of Trustee: Thomas H. Nolan, Jr.	Mgmt	For	For

1.7	Election of Trustee: Vice Adm. Anthony L. Winns (RET.)	Mgmt	For	For

2.	Non-binding advisory vote on compensation of named executive officers (say-on-pay).	Mgmt	For	For

3.	Proposal to ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2021.	Mgmt	For	For

WEYERHAEUSER COMPANY		Agenda Number: 935372297
Security:	962166104
Meeting Type:	Annual
Meeting Date:	14-May-2021
Ticker:	WY
ISIN:	US9621661043

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Mark A. Emmert	Mgmt	For	For

1B.	Election of Director: Rick R. Holley	Mgmt	For	For

1C.	Election of Director: Sara Grootwassink Lewis	Mgmt	For	For

1D.	Election of Director: Deidra C. Merriwether	Mgmt	For	For

1E.	Election of Director: Al Monaco	Mgmt	For	For

1F.	Election of Director: Nicole W. Piasecki	Mgmt	For	For

1G.	Election of Director: Lawrence A. Selzer	Mgmt	For	For

1H.	Election of Director: Devin W. Stockfish	Mgmt	For	For

1I.	Election of Director: Kim Williams	Mgmt	For	For

2.	Approval, on an advisory basis, of the compensation of the named executive officers.	Mgmt	For	For

3.	Ratification of selection of independent registered public accounting firm for 2021.	Mgmt	For	For

WILLIAMS-SONOMA, INC.		Agenda Number: 935390308
Security:	969904101
Meeting Type:	Annual
Meeting Date:	02-Jun-2021
Ticker:	WSM
ISIN:	US9699041011

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.1	Election of Director: Laura Alber	Mgmt	For	For

1.2	Election of Director: Esi Eggleston Bracey	Mgmt	For	For

1.3	Election of Director: Scott Dahnke, Chair	Mgmt	For	For

1.4	Election of Director: Anne Mulcahy	Mgmt	For	For

1.5	Election of Director: William Ready	Mgmt	For	For

1.6	Election of Director: Sabrina Simmons	Mgmt	For	For

1.7	Election of Director: Frits van Paasschen	Mgmt	For	For

2.	The amendment of our 2001 Long-Term Incentive Plan.	Mgmt	For	For

3.	An advisory vote to approve executive compensation.	Mgmt	For	For

4.	Ratification of the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2022.	Mgmt	For	For

WYNN RESORTS, LIMITED		Agenda Number: 935362335
Security:	983134107
Meeting Type:	Annual
Meeting Date:	05-May-2021
Ticker:	WYNN
ISIN:	US9831341071

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1.	DIRECTOR

	Betsy S. Atkins	Mgmt	For	For

	Matthew O. Maddox	Mgmt	For	For

	Philip G. Satre	Mgmt	For	For

	Darnell O. Strom	Mgmt	For	For

2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Mgmt	For	For

3.	To approve, on a non-binding advisory basis, the compensation of our named executive officers as described in the proxy statement.	Mgmt	For	For

VERSATILE BOND PORTFOLIO

IRET DBA CENTERSPACE		Agenda Number: 935381195
Security:	15202L206
Meeting Type:	Annual
Meeting Date:	18-May-2021
Ticker:	CSRPRC
ISIN:	US15202L2060

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management
1A.	Election of Director: Jeffrey P. Caira	Mgmt	For	For

1B.	Election of Director: Michael T. Dance	Mgmt	For	For

1C.	Election of Director: Mark O. Decker, Jr.	Mgmt	For	For

1D.	Election of Director: Emily Nagle Green	Mgmt	For	For

1E.	Election of Director: Linda J. Hall	Mgmt	For	For

1F.	Election of Director: John A. Schissel	Mgmt	For	For

1G.	Election of Director: Mary J. Twinem	Mgmt	For	For

2.	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Mgmt	For	For

3.	APPROVAL OF AMENDMENT TO ARTICLES OF AMENDMENT AND THIRD RESTATED DECLARATION OF TRUST OF INVESTORS REAL ESTATE TRUST, AS AMENDED, TO CHANGE THE NAME OF THE COMPANY FROM INVESTORS REAL ESTATE TRUST TOCENTERSPACE.	Mgmt	For	For

4.	APPROVAL OF AMENDMENT TO THE AMENDED AND RESTATED 2015 INCENTIVE PLAN.	Mgmt	For	For

5.	RATIFICATION OF SELECTION OF GRANT THORNTON AS THE COMPANY’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.	Mgmt	For	For

SHORT-TERM TREASURY PORTFOLIO

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

*	Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: July 23, 2020